As filed with the Securities and Exchange Commission on December 20, 2013
1933 Act File No. 333-192291

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1                        Post-Effective Amendment No. ☐

FUNDVANTAGE TRUST
(Exact Name Of Registrant As Specified In Charter)

(302) 791-1851

(Area Code and Telephone Number)

301 Bellevue Parkway, Wilmington, DE 19809

(Address of Principal Executive Offices)

Joel L. Weiss

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

Wilmington, DE  19809

(Name and Address of Agent for Service)

Copy to:

Joseph V. Del Raso, Esq.
Pepper Hamilton, LLP
3000 Two Logan Square
Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Institutional Class Shares of beneficial interest, no par value, of the Gotham Enhanced Return Fund, a series of the Registrant.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this Registration Statement become effective on December 20, 2013 or as soon as practicable thereafter.

FundVantage Trust

Formula Investing U.S. Value 1000 Fund

Formula Investing U.S. Value Select Fund

301 Bellevue Parkway

Wilmington, DE 19809

(877) 974-6852

December 20, 2013

Dear Shareholder:

The Prospectus/Proxy Statement that accompanies this letter describes a proposed reorganization of each of the Formula Investing U.S. Value 1000 Fund (the “Value 1000 Fund”) and the Formula Investing U.S. Value Select Fund (the “Value Select Fund”) (each, an “Acquired Fund” or “Formula Fund” and together, the “Acquired Funds” or “Formula Funds”) into the Gotham Enhanced Return Fund (the “Gotham Fund” or the “Acquiring Fund”), each a series of FundVantage Trust (the “Trust”) (the “Reorganizations”). The Acquired Funds and the Acquiring Fund are listed in the table below:

Acquired Funds	Acquiring Funds
Formula Investing U.S. Value 1000 Fund	Gotham Enhanced Return Fund
Formula Investing U.S. Value Select Fund	Gotham Enhanced Return Fund

You are being asked to vote on this proposal. The Board of Trustees (the “Board”) of the Trust has unanimously approved the proposal and recommends that you vote FOR the proposal.

The Prospectus/Proxy Statement contains important details about the Acquiring Fund’s investment objective, policies, management, and costs. I urge you to take the time to review it carefully. The Acquiring Fund’s investment objective is identical to that of each of the Acquired Funds. Your vote is important no matter how many shares you own. I would like to answer some initial basic questions about the proposed Reorganizations.

Why are you seeking to merge the Formula Funds into the Gotham Enhanced Return Fund?

In connection with a reorganization of Gotham Asset Management, LLC (the “Adviser”), the Adviser is seeking to merge the Formula Funds, which are U.S. long-only equity funds, into the Gotham Fund, which is a U.S. long/short equity fund.  While the Adviser has been pleased with the performance of the Formula Funds it believes that utilizing its valuation methods to invest on both the long and short side will provide additional benefits over long-only investing.  Specifically, the Gotham Fund buys securities it believes to be the most undervalued and sells (shorts) the securities that it deems to be the most overvalued, which will provide the Gotham Fund with the opportunity to profit from both overvalued and undervalued securities.   While the Gotham Fund is long certain securities and short others, its net exposure to the stock market is targeted at 100% (e.g., it may be 170% long and 70% short), which is the same net exposure as the Formula Funds (e.g., 100% long, 0% short).  The Adviser believes the combined long-short equity strategy will produce better investment results than the long-only strategy over the long-term, including the ability to better preserve capital in down markets.

What will happen to my existing shares?

If shareholders of each Acquired Fund approve the Reorganizations, your shares of that Acquired Fund will be exchanged for shares of the Acquiring Fund. In exchange for Class A shares and Class I shares of each Acquired Fund that you own at the time of the Reorganizations, you will receive Institutional Class shares of the Acquiring Fund. The shares of the Acquiring Fund that you receive following each Reorganization will have an aggregate net asset value equal to the aggregate net asset value of your shares of your Acquired Fund immediately prior to the Reorganization so that there will be no change in the value of your investment as a result of the Reorganization.

How will the fees compare?

The Management Fee of the Acquiring Fund is higher than the Management Fees of the Acquired Funds. The use of the short position strategy by the Acquiring Fund is more expensive for the Adviser to implement because it involves the management of leverage, which is not part of the long-only strategy implemented by the Acquired Funds. In addition, the higher Total Annual Fund Operating Expenses of the Acquiring Fund are also associated with the Acquiring Fund’s strategy of investing in short positions, and the higher expenses are primarily attributable to dividend and interest expenses on securities that are sold short by the Adviser pursuant to the Acquiring Fund’s principal investment strategy. Fund operating expenses are discussed in more detail in the Prospectus/Proxy Statement.

Will I have to pay federal income taxes as a result of each Reorganization?

Shareholders are not expected to recognize gain or loss for federal income tax purposes on the exchange of their shares for shares of the Gotham Fund. Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization.

What are my choices?

On the enclosed proxy card you have three options. You may vote YES, as the Board and management of the Trust recommends. You may vote NO. Or you may ABSTAIN. An abstention vote is not a neutral response; it is the equivalent of a “No” vote. Approval of each Reorganization requires the affirmative vote of the holders of a “majority of the outstanding voting securities” of each Acquired Fund. The term “majority of the outstanding voting securities,” as defined in the Investment Company Act of 1940 and as used in this Prospectus/Proxy Statement, means: the affirmative vote of the lesser of (i) 67% of the voting securities of each Acquired Fund present at a meeting if more than 50% of the outstanding voting securities of an Acquired Fund are present in person or by proxy or (ii) more than 50% of the outstanding voting securities of each Acquired Fund. If the shareholders of an Acquired Fund do not approve the Plan, the Board may consider other possible courses of action in the best interest of shareholders.

Shares will be voted at a Special Meeting of Shareholders to be held at 10:00 a.m. Eastern Time, on February 5, 2014, at the offices of the Trust, 301 Bellevue Parkway, Wilmington, Delaware 19809. If you attend the meeting, you may vote your shares in person. If you do not expect to attend the meeting, please complete, date, sign, and return the enclosed proxy card in the enclosed postage paid envelope. Or you may follow the instructions on your proxy card to call in your vote or vote through the Internet.

If you have any questions about the proxy card, please call the Trust at (877) 974-6852. If we do not receive your vote within a few days, you may be contacted by D.F. King & Co., Inc., our proxy solicitor, who will remind you to vote.

Thank you for considering the proposal carefully.

Sincerely,

Joel L. Weiss
President
FundVantage Trust

FundVantage Trust

301 Bellevue Parkway

Wilmington, DE 19809

(877) 974-6852

Formula Investing U.S. Value 1000 Fund

Formula Investing U.S. Value Select Fund

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Be Held on February 5, 2014

NOTICE IS HEREBY GIVEN that a Special Meeting of the Shareholders of each of the Formula Investing U.S. Value 1000 Fund and Formula Investing U.S. Value Select Fund, each a series of FundVantage Trust (each, an “Acquired Fund” and collectively, the “Acquired Funds”) will be held at the offices of FundVantage Trust, 301 Bellevue Parkway, Wilmington, DE  19809, on February 5, 2014, at 10:00 a.m., Eastern time, and any adjournment or postponement thereof (the “Special Meeting”) for the following purpose:

To consider and act upon an Agreement and Plan of Reorganization (the “Plan”) between each Acquired Fund identified below and the corresponding Acquiring Fund identified below (the “Acquiring Fund”) providing for:  (i) the transfer of all of the assets of the Acquired Fund in exchange solely for class shares of the Acquiring Fund as set forth in the table below and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (ii) the distribution of shares of the Acquiring Fund to shareholders of the corresponding Acquired Fund as set forth in the table below; and (iii) the liquidation and dissolution of each Acquired Fund (each, a “Reorganization” and collectively, the “Reorganizations”).

Acquired Funds and Share Classes	Acquiring Funds and Corresponding Share Classes
Formula Investing U.S. Value 1000 Fund Class A Class I	Gotham Enhanced Return Fund Institutional Class Institutional Class
Formula Investing U.S. Value Select Fund Class A Class I	Gotham Enhanced Return Fund Institutional Class Institutional Class

The Board of Trustees of FundVantage Trust has fixed the close of business on December 16, 2013 as the record date for determination of shareholders entitled to notice of and to vote at the Special Meeting.

Some shareholders hold shares in both Acquired Funds and may receive proxy cards or proxy materials for each Acquired Fund owned.  Please sign and promptly return each proxy card in the postage paid return envelope regardless of the number of shares owned.  Shareholders of each Acquired Fund will vote separately on each Reorganization, and the Reorganization will be effected as to a particular Acquired Fund only if that Acquired Fund’s shareholders approve the Reorganization.

SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.   SHAREHOLDERS MAY ALSO VOTE BY TELEPHONE OR VOTE THROUGH THE INTERNET.  INSTRUCTIONS FOR THE PROPER EXECUTION OF THE PROXY ARE SET FORTH IMMEDIATELY FOLLOWING THIS NOTICE OR, WITH RESPECT TO TELEPHONE OR INTERNET VOTING, ON THE PROXY CARD.  IT IS IMPORTANT THAT YOU VOTE PROMPTLY.

By order of the Board of Trustees

Joel L. Weiss
President
FundVantage Trust

December 20, 2013

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense in validating your vote if you fail to sign your proxy card properly.

1.                                      Individual Accounts:  Sign your name exactly as it appears in the registration on the proxy card.

2.                                      Joint Accounts:  Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

3.                                      All Other Accounts:  The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.  For example:

Registration		Valid Signature

Corporate Accounts

(1)	ABC Corp.	ABC Corp.

(2)	ABC Corp.	John Doe, Treasurer

(3)	ABC Corp.
	c/o John Doe, Treasurer	John Doe

(4)	ABC Corp. Profit Sharing Plan	John Doe, Trustee

Trust Accounts

(1)	ABC Trust	Jane B. Doe, Trustee

(2)	Jane B. Doe, Trustee
	u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Accounts

(1)	John B. Smith, Cust.
	f/b/o John B. Smith, Jr. UGMA	John B. Smith

(2)	Estate of John B. Smith	John B. Smith, Jr., Executor

PROSPECTUS/PROXY STATEMENT

Acquisition of Assets and Liabilities of

FORMULA INVESTING U.S. VALUE 1000 FUND

and

FORMULA INVESTING U.S. VALUE SELECT FUND

By And In Exchange For Shares of

GOTHAM ENHANCED RETURN FUND

each, a series of

FundVantage Trust

301 Bellevue Parkway
Wilmington, DE  19809
(877) 974-6852

December 20, 2013

This Prospectus/Proxy Statement is being furnished in connection with the proposed Agreement and Plan of Reorganization (the “Plan”) which will be submitted to shareholders of each of the Formula Investing U.S. Value 1000 Fund (the “Value 1000 Fund”) and the Formula Investing U.S. Value Select Fund (the “Value Select Fund”) (each, an “Acquired Fund” or “Formula Fund” and together, the “Acquired Funds” or “Formula Funds”) for consideration at a Special Meeting of Shareholders of FundVantage Trust (the “Trust”) to be held on February 5, 2014 at 10:00 a.m. Eastern Time at the offices of the Trust, 301 Bellevue Parkway, Wilmington, Delaware, 19809, and any adjournments (the “Meeting”). The statement of additional information, dated December 20, which relates to this Prospectus/Proxy Statement and the Reorganization (defined below), is available upon request and without charge by calling the Trust at (877) 974-6852, by writing to the Trust at P.O. Box 9829, Providence, RI 02940, or by downloading a copy from visiting www.formulainvestingfunds.com and www.gothamfunds.com.

GENERAL

The Board of Trustees (the “Board”) of the Trust has unanimously approved the proposed reorganization of each of the Value 1000 Fund and Value Select Fund into the Gotham Enhanced Return Fund (the “Acquiring Fund” or the “Gotham Fund”), a separate series of the Trust. Each Fund is an open-end management investment company. The Value 1000 Fund, the Value Select Fund and the Gotham Fund are sometimes referred to in this Prospectus/Proxy Statement individually as a “Fund” and collectively as the “Funds.”

In each reorganization, all of the assets of each of the Value 1000 Fund and Value Select Fund will be transferred to the Gotham Fund in exchange for Institutional Class shares of the Gotham Fund and the assumption by the Gotham Fund of all the liabilities of each of the Value 1000 Fund and Value Select Fund (each, a “Reorganization” and together, the “Reorganizations”). If each Reorganization is approved by shareholders of each Acquired Fund, shares of the Gotham Fund will be distributed to shareholders of each of the Value 1000 Fund and Value Select Fund in liquidation of each Fund, and each of the Value 1000 Fund and Value Select Fund will be terminated as a series of the Trust. Whether you own Class A shares or Class I shares of the Value 1000 Fund or the Value Select Fund you will receive Institutional Class shares of the Gotham Fund. The total value of your investment will not change as a result of the Reorganizations. You will not incur any sales loads or similar transaction charges as a result of the Reorganizations. Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization.

Because you, as a shareholder of an Acquired Fund, are being asked to approve transactions that will result in you holding shares of the Gotham Fund, this Proxy Statement also serves as a Prospectus for the Gotham Fund. This Prospectus/Proxy Statement, which you should retain for future reference, contains important information about the Gotham Fund that you should know before voting or investing. Please read it carefully. Additional information concerning each of the Acquired Funds and the Gotham Fund is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission (the “SEC”) and all of the documents described below are incorporated herein by reference (legally considered to be part of this Prospectus/Proxy Statement):

Information about the Acquired Funds:	How to Obtain this Information:

Annual Report of the FundVantage Trust relating to the Funds for the fiscal year ended April 30, 2013

Semi-Annual Report of the FundVantage Trust relating to the Funds for the period ended October 31, 2013.

Copies are available upon request and without charge if you:

•        Write to the FundVantage Trust at
P.O. Box 9829, Providence, RI 02940; or

•        Call (877) 974-6852 toll-free; or

•        Download from www.formulainvestingfunds.com

Information about the Acquiring Fund:	How to Obtain this Information:

Prospectus of the Fund dated September 1, 2013 as may be amended (the “Gotham Fund Prospectus”), which accompanies this Prospectus/Proxy Statement

Statement of Additional Information of the Fund dated September 1, 2013 as may be amended (the “Gotham Fund SAI”)

Semi-Annual Report of the FundVantage Trust relating to the Fund for the period ended October 31, 2013.

A copy is available upon request and without charge if you:

•        Write to the FundVantage Trust at
P.O. Box 9829, Providence, RI 02940; or

•        Call (877) 974-6852 toll-free; or

•        Download from www.gothamfunds.com

You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/PROXY STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES.  ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

An investment in the Funds:

•                  is not a deposit of, or guaranteed by, any bank

•                  is not insured by the FDIC, the Federal Reserve Board or any other government agency

•                  is not endorsed by any bank or government agency

•                  involves investment risk, including possible loss of your original investment

TABLE OF CONTENTS

SUMMARY	9
Why are the Reorganizations being proposed?	9
What are the key features of the Reorganizations?	9
After the Reorganizations, what shares of the Acquiring Fund will I own?	9
How will the Reorganizations affect me?	9
How does the Board recommend that I vote?	10
How do the Funds’ investment goals and principal investment strategies compare?	10
How do the Funds’ investment limitations compare?	13
How do the Funds’ fees and expenses compare?	15
Comparative Fee Tables	15
Expense Examples	19
Portfolio Turnover	20
How do the Funds’ performance records compare?	20
Will I be able to purchase, redeem, and exchange shares and receive distributions the same way?	21
Who will be the Adviser and Portfolio Manager of my Fund after the Reorganization? What will the advisory fees be after the Reorganization?	22
Advisory Agreement Approval	23
Will the Acquiring Fund have the same service providers as the Acquired Funds?	23
What will be the primary federal tax consequences of the Reorganizations?	23
Will there be any repositioning costs?	23

COMPARISON OF PRINCIPAL RISKS	24
Are the risk factors for the Funds similar?	24
What are the primary risks of investing in each Fund?	24

INFORMATION ABOUT THE REORGANIZATIONS	27
Reasons for the Reorganizations	27
Agreement and Plan of Reorganization	29
Description of the Securities to be Issued	30
Federal Income Tax Consequences	30
Pro Forma Capitalization	32
Distribution of Shares	32
Purchase and Redemption Procedures	33
Exchange Privileges	33
Dividend Policy	33

INFORMATION ON SHAREHOLDERS’ RIGHTS	35

VOTING INFORMATION CONCERNING THE MEETING	36
Shareholder Information	37
Control Persons and Principal Holders of Securities	38

FINANCIAL STATEMENTS AND EXPERTS	39

LEGAL MATTERS	39

ADDITIONAL INFORMATION	39

OTHER BUSINESS	40

FINANCIAL HIGHLIGHTS	41

Exhibits

EXHIBIT A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION	A-1

EXHIBIT B: ADDITIONAL INFORMATION REGARDING THE ACQUIRING FUND	B-1

SUMMARY

This section summarizes the primary features and consequences of each Reorganization.  It may not contain all of the information that is important to you.  To understand each Reorganization, you should read this entire Prospectus/Proxy Statement and the exhibits.

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Gotham Fund Prospectus, the Gotham Fund SAI, and a form of the Agreement and Plan of Reorganization (the “Plan”), which is attached to this Prospectus/Proxy Statement as Exhibit A.

Why are the Reorganizations being proposed?

In connection with a reorganization of Gotham Asset Management, LLC (the “Adviser”), the Adviser is seeking to merge the Formula Funds, which are U.S. long-only equity funds, into the Gotham Fund, which is a U.S. long/short equity fund.  While the Adviser has been pleased with the performance of the Formula Funds it believes that utilizing its valuation methods to invest on both the long and short side will provide additional benefits over long-only investing.  Specifically, the Gotham Fund buys securities it believes to be the most undervalued and sells (shorts) the securities that it deems to be the most overvalued, which will provide the Gotham Fund with the opportunity to profit from both overvalued and undervalued securities.  While the Gotham Fund is long certain securities and short others, its net exposure to the stock market is targeted at 100% (e.g., it may be 170% long and 70% short), which is the same net exposure as the Formula Funds (e.g., 100% long, 0% short).  The Adviser believes the combined long-short equity strategy will produce better investment results than the long-only strategy over the long-term, including the ability to better preserve capital in down markets.

What are the key features of the Reorganizations?

The Plan sets forth the key features of the Reorganizations.  A description of the Reorganizations is set out in the Plan, a form of which is attached as Exhibit A.  The Plan generally provides for the following:

•                                          the transfer of all of the assets of an Acquired Fund to a corresponding Acquiring Fund in exchange for shares of the Acquiring Fund;

•                                          the assumption by the Acquiring Fund of all of the liabilities of the corresponding Acquired Fund;

•                                          the termination of each Acquired Fund subsequent to the distribution of shares of the corresponding Acquiring Fund to the Acquired Fund’s shareholders in complete liquidation of the Acquired Fund; and

•                                          the structuring of each Reorganization as a tax-free reorganization for federal income tax purposes.

The Reorganizations are expected to be completed on or about February 10, 2014.

After the Reorganizations, what shares of the Acquiring Fund will I own?

Following each Reorganization, shareholders of Class A shares and Class I shares of each Acquired Fund will receive Institutional Class shares of the Acquiring Fund.

The new Acquiring Fund shares you receive will have the same total value as your shares of the corresponding Acquired Fund as of the close of business on the day immediately prior to the Reorganizations.

How will the Reorganizations affect me?

After the Reorganizations, operating efficiencies may be achieved by the Acquiring Fund because it will have a greater level of combined assets than each of the Acquired Funds. As of December 16, 2013, the Value 1000 Fund, the Value Select Fund, and the Gotham Fund’s total net assets were approximately $66,144,206, $345,180,983 and $120,979,893, respectively. The Management Fee and the Total Annual Fund Operating Expenses for the Acquiring Fund will be higher than those of the Acquired Funds due to the higher costs associated with the Acquiring Fund’s short portfolio.

Following the Reorganizations, each Acquired Fund will cease to exist and the value of your shares will depend on the performance of the Acquiring Fund.  Neither the Funds nor the shareholders will bear any costs of the Meeting, this proxy solicitation, or any adjourned session. All of the costs of the Reorganizations will be paid by the Adviser.

Like each of the Acquired Funds, the Acquiring Fund will declare investment income, if any, annually and distribute it to its shareholders. The Acquiring Fund will distribute net realized capital gains, if any, annually. These dividends and distributions will continue to be reinvested in shares of the Acquiring Fund you receive in the Reorganization or, if you have so elected, distributed in cash or invested in other funds of the Adviser.  Gotham will continue to advise the Acquiring Fund after the Reorganizations.

THE BOARD RECOMMENDS THAT YOU VOTE FOR THE PROPOSED REORGANIZATIONS.

How does the Board recommend that I vote?

The Board of the Trust, including the Trustees who are not “interested persons” (the “Disinterested Trustees”), as such term is defined in the 1940 Act, have concluded that the Reorganizations would be in the best interest of the shareholders of each Acquired Fund and that their interests will not be diluted in value as a result of the Reorganizations. Accordingly, the Board has approved the Plan on behalf of each Acquiring Fund, authorized the Special Meeting of Shareholders for the consideration of the Plan by shareholders of each Acquired Fund and recommends Shareholders vote “for” each Reorganization.

How do the Funds’ investment goals and principal investment strategies compare?

The investment objective of each Fund is identical. Both Acquired Funds and the Acquiring Fund seek to achieve long-term capital appreciation. The investment objective of each Fund is non-fundamental, which means that it may be changed by vote of the Board without shareholder approval.

In addition, the principal investment strategies of the Funds are similar.  Each Fund invests primarily in securities of U.S. issuers.  Each Fund targets 100% net exposure of its assets to the stock market.  Each Fund relies on the Adviser’s proprietary strategy to construct a portfolio of common stocks that is weighted based on the Adviser’s assessment of a security’s fundamental value. In addition, each Fund may experience a high portfolio turnover rate.  Although not a principal investment strategy, each Fund, may also enter into temporary defensive positions.

There are, however, differences that you should consider.  All Funds invest in common stocks; however, the Acquiring Fund also invests in short positions of equity and equity-related securities and seeks a total return greater than that of the S&P 500® Index over a full market cycle, which is a period that includes both a bull (rising) and a bear (falling) market cycle. By taking long and short positions in different securities, the Acquiring Fund attempts to limit the effect of market movements on portfolio performance.  Although the Gotham Fund’s net exposure to the stock market is targeted at 100%, which is the same net exposure as each Acquired Fund, unlike the Acquired Funds, the Gotham Fund achieves that exposure by combining long investments in the highest ranked common stocks with short exposure to the lowest ranked common stocks based on the Adviser’s proprietary strategy.  While each Acquired Fund will typically be 100% long with no short exposure, the Gotham Fund may be 170% long and 70% short.  In addition to investing in equity securities, the Acquiring Fund may also invest in equity-related securities that include convertible bonds, convertible preferred stock, warrants and rights.

Each Acquired Fund has adopted a formal policy to invest at least 80% of each Fund’s net assets in securities of U.S. issuers, as required by applicable regulations that govern the use of the term “U.S.” in the name of each Acquired Fund.  The Gotham Fund is not required by regulation to maintain such an “80% policy” and therefore has not adopted one.  However, all Funds invest primarily in U.S. companies and maintain similar limited exposure to non-U.S. issuers.

The following table describes the investment objectives and principal investment strategies of each of the Funds.

	Formula Investing U.S. Value 1000 Fund	Formula Investing U.S. Value Select Fund	Gotham Enhanced Return Fund
Investment Objective	The Fund seeks to achieve long-term capital appreciation.	The Fund seeks to achieve long-term capital appreciation.	The Fund seeks long-term capital appreciation.

Principal Investment Strategies

The Fund will normally invest at least 80% of its net assets in the securities of U.S. companies. The Adviser’s security selection process begins by analyzing a proprietary database of a universe of the largest 1,400 U.S. listed securities measured by market capitalization and ranking the securities using a proprietary systematic methodology. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 800-1000 of the highest ranked common stocks that is weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings yield and return on capital. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio, as well as discretion to determine the market capitalization of securities for purchase by the Fund. The Adviser may engage in active trading, which may cause high portfolio turnover. The Adviser will not consider portfolio turnover a limiting factor in making decisions for the Fund.

The investment strategy used by the Fund is unlike indexing strategies that use stock market capitalization as the basis for portfolio construction. By investing in a portfolio of approximately 800-1000 securities weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s

The Fund will normally invest at least 80% of its net assets in the securities of U.S. companies. The Adviser’s security selection process begins by analyzing a proprietary database of a universe of the largest 1,400 U.S. listed securities measured by market capitalization and ranking the securities based on a systematic methodology. From this universe, the Adviser uses a proprietary strategy to construct a portfolio of approximately 75-120 of the highest ranked common stocks that is weighted based on the Adviser’s assessment of a security’s fundamental value, based on factors such as earnings yield and return on capital. The Adviser retains full discretion to add, subtract or revise the factors utilized, weightings and processes applied to construct the portfolio as well as discretion to determine the market capitalization of securities for purchase by the Fund. The Adviser may engage in active trading, which may cause high portfolio turnover. The Adviser will not consider portfolio turnover a limiting factor in making decisions for the Fund.

By investing in a portfolio of approximately 75-120 securities weighted by the Adviser’s assessment of fundamental value, as opposed to market capitalization, the Adviser believes the Fund’s portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same

The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity and equity-related securities. The Fund seeks a total return greater than that of the S&P 500® Index over a full market cycle, which is a period that includes both a bull (rising) market and a bear (falling) market cycle. By taking long and short positions in different securities, the Fund attempts to limit the effect of market movements on portfolio performance. The Fund will generally take long positions in securities that the Adviser believes to be undervalued and short positions in securities that the Adviser believes to be overvalued, based on the Adviser’s analysis of the issuer’s financial reports and market valuation.

The Adviser seeks to capitalize on market inefficiencies by employing a systematic bottom-up approach based on fundamentals of financial performance to identify companies that appear to be undervalued or overvalued on both an absolute and relative basis. Using publicly available financial data, the Adviser’s approach consists of:

• Researching and analyzing each company in the Adviser’s coverage universe according to a proprietary methodology that emphasizes fundamentals such as recurring earnings, capital efficiency and valuation;

• Identifying and excluding companies that do not conform

Formula Investing U.S. Value 1000 Fund	Formula Investing U.S. Value Select Fund	Gotham Enhanced Return Fund

portfolio will be weighted in favor of companies that present stronger fundamental characteristics and may outperform a market capitalization-weighted portfolio from the same universe of securities. The Adviser has conducted proprietary research that suggests that to the extent securities are mispriced in the stock market, such mispricing could cause capitalization-weighted indices to overweight or underweight constituent securities relative to their fair value. The Adviser attempts to mitigate potential stock pricing errors by compiling a portfolio based on certain fundamental metrics of each company’s relative value rather than stock market capitalization.

universe of securities.

to the Adviser’s valuation methodology or companies judged by the Adviser to have questionable financial reporting;

• Updating the analysis for earning releases, 10-Ks, 10-Qs and other corporate filings; and

• Recording analysis in a centralized database enabling the firm to compare all companies and identify the best longs and shorts on a daily basis. This firm-wide database fosters transparency and accountability and is central to the Adviser’s investment process.

The long portfolio is rebalanced daily to weight most heavily those stocks that are priced at the largest discount to the Adviser’s assessment of value. In general, as a company appears cheaper its weight in the portfolio increases. Similarly, the short portfolio is rebalanced daily to weight most heavily those short positions selling at the largest premium to the Adviser’s measures of value. The Adviser seeks to maintain the Fund’s net equity exposure, which is the value of the Fund’s long positions minus its short positions, in the range of approximately 70-100%. The Adviser expects that the Fund’s gross equity market exposure, which is the value of the Fund’s long positions plus its short positions, will range between approximately 180% and 250%. Because the Fund rebalances its long and short positions on a daily basis, the Fund may experience a high portfolio turnover rate.

Equity securities include common and preferred stocks. Equity-related securities include convertible bonds, convertible preferred stock,

Formula Investing U.S. Value 1000 Fund	Formula Investing U.S. Value Select Fund	Gotham Enhanced Return Fund

warrants and rights. There are no limits on the market capitalizations of the companies in which the Fund may invest. The Fund will principally invest in equity and equity-related securities of U.S. issuers but may invest in equity and equity-related securities of foreign issuers.

How do the Funds’ investment limitations compare?

The investment limitations of the Acquired Funds are identical, and are substantially similar to the Acquiring Fund. The Funds’ non-fundamental investment limitations may be changed by the Board of Trustees without shareholder approval unless shareholder approval is required by the 1940 Act or the rules and regulations thereunder.  The following table compares the investment limitations of the Acquired Funds and the Acquiring Fund.

Investment Limitations	Acquired Funds	Acquiring Fund	Material Differences
Borrowing Money and Senior Securities

A Fund will not issue senior securities or borrow money, except as permitted under the 1940 Act and the rules and regulations thereunder, and then not in excess of 33-1/3% of the Fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets.

		Same.	None.

Underwriting	A Fund will not underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security.	Same.	None.

Loans	A Fund will not make loans, except loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the	The Fund will not make loans, except to the extent permitted under the Investment	The Acquiring Fund’s policy regarding loans is more permissive than the policy of the

Investment Limitations	Acquired Funds	Acquiring Fund	Material Differences

acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan.

		Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.	Acquired Funds. However, the Acquired Funds’ lending policy generally takes into account all circumstances under which a Fund is likely to make loans.

Real Estate

A Fund will not purchase or sell real estate or interests therein, although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein, including real estate investment trusts.

		Same.	None.

Commodities

A Fund will not purchase or sell physical commodities, unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

		Same.	None.

Industry Concentration

A Fund will not invest 25% or more of the value of the Fund’s assets in securities of issuers in any one industry.  This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to securities issued by other investment companies.  For purposes of this limitation states, municipalities and their political subdivisions are not considered to be part of any industry.

		Same.	None.

Diversification and Issuer Concentration

A Fund will not purchase securities of any one issuer if, as a result, more than 5% of the Fund’s total assets would be invested in securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer, except that (a) up to 25% of the Fund’s total assets may be invested without regard to this limitation; and (b) this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“U.S. Government obligations”) or to securities issued by other investment companies. Repurchase agreements fully collateralized by U.S. Government obligations and treated as

		Same.	None.

Investment Limitations	Acquired Funds	Acquiring Fund	Material Differences

U.S. Government obligations. For the purpose of this limitation each state and each separate political subdivision, agency, authority or instrumentality of such state, each multi-state agency or authority and each obligor, if any, is treated as a separate issuer of municipal securities.

Pledging Assets

A Fund will not pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by the Fund. (For the purpose of this restriction, the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities by and collateral arrangements with respect to margin for future contracts by the Fund are not deemed to be pledges or hypothecations).

		Same.	None.

Short Selling and Short Positions

A Fund may not engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short “against the box” and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

		None.	The Acquiring Fund does not have a corresponding investment policy with respect to short selling and short positions.

Buying on Margin

A Fund may not purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that the Fund may make initial and variation margin deposits in connection with permitted transactions in options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

		None.	The Acquiring Fund does not have a corresponding investment policy with respect to buying on margin.

How do the Funds’ fees and expenses compare?

Comparative Fee Tables

Each Acquired Fund currently offers two classes of shares: Class A and Class I. The Acquiring Fund currently offers one class of shares: Institutional Class. Acquired Fund shareholders of either Class A or Class I shares will receive Institutional Class shares of the Acquiring Fund.

The following tables allow you to compare the various fees and expenses that you may pay for buying and holding shares of each of the Funds. The tables also show the various costs and expenses that investors in an Acquired Fund will bear as shareholders of the Acquiring Fund. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated levels but actual expenses may be greater or less than those shown.

Formula Investing U.S. Value 1000 Fund (Acquired Fund) into Gotham Enhanced Return Fund (Acquiring Fund)

The fees and expenses for the shares of the Value 1000 Fund and the Gotham Fund set forth in the following tables and in the examples are based on the expenses for the Value 1000 Fund and the Gotham Fund as of October 31, 2013.

	Formula Investing U.S. Value 1000 Fund (Target Fund)		Gotham Enhanced Return Fund (Acquiring Fund)	Acquiring Fund after Reorganization with the Target Fund (pro forma combined)
	Class A Shares	Class I Shares	Institutional Class Shares	Institutional Class Shares
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)*	1.00%	1.00%	1.00%	1.00%

	Formula Investing U.S. Value 1000 Fund (Target Fund)		Gotham Enhanced Return Fund (Acquiring Fund)	Acquiring Fund after Reorganization with the Target Fund (pro forma combined)
	Class A Shares	Class I Shares	Institutional Class Shares	Institutional Class Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	2.00%	2.00%
Distribution and/or Service (12b-1) Fees	0.25%	None	None	None
Other Expenses	0.45%	0.45%	1.75%	1.76%
Dividend and Fees on Securities Sold Short	None	None	1.22%	1.22%
Other Operating Expenses	0.45%	0.45%	0.53%	0.54%
Total Annual Fund Operating Expenses	1.45%	1.20%	3.75%	3.76%
Fee Waivers and/or Expense Reimbursement(1)	(0.20)%	(0.20)%	(0.28)%	(0.29)%
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	1.25%	1.00%	3.47%	3.47%

(1)              Gotham and the Trust have entered into an expense limitation agreement whereby Gotham has contractually agreed to reduce its investment advisory fee and/or reimburse certain Fund expenses to the extent necessary to ensure that total operating expenses (excluding any class-specific  fees and expenses, short sale dividend expenses (with respect to the Gotham Fund), interest, extraordinary items, “Acquired  Fund fees and expenses” and brokerage commissions) do not exceed 1.00% (on an annual basis) of average daily net assets of the Value 1000 Fund and 2.25% (on an annual basis) of average daily net assets of the Gotham Fund (each, an “Expense Limitation”). The Expense Limitations will remain in place until August 31, 2014 for the Value 1000 Fund and August 31, 2015 for the Gotham Fund, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.  Upon completion of the Reorganization, any amounts of reduced compensation and/or assumed expenses for periods prior to the date of the Reorganization will cease to be eligible for recovery.

*                      The Board has temporarily rescinded the Redemption Fee for the Value 1000 Fund effective as of October 30, 2013 in advance of the proposed Reorganization.

Formula Investing U.S. Value Select Fund (Acquired Fund) into Gotham Enhanced Return Fund (Acquiring Fund)

The fees and expenses for the shares of the Value Select Fund and the Gotham Fund set forth in the following tables and in the examples are based on the expenses for the Value Select Fund and the Gotham Fund as of October 31, 2013.

	Formula Investing U.S. Value Select Fund (Target Fund)		Gotham Enhanced Return Fund (Acquiring Fund)	Acquiring Fund after Reorganization with the Target Fund (pro forma combined)
	Class A Shares	Class I Shares	Institutional Class Shares	Institutional Class Shares
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)*	1.00%	1.00%	1.00%	1.00%

	Formula Investing U.S. Value Select Fund (Target Fund)		Gotham Enhanced Return Fund (Acquiring Fund)	Acquiring Fund after Reorganization with the Target Fund (pro forma combined)
	Class A Shares	Class I Shares	Institutional Class Shares	Institutional Class Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%	2.00%	2.00%
Distribution and/or Service (12b-1) Fees	0.25%	None	None	None
Other Expenses	0.25%	0.25%	1.75%	1.48%
Dividend and Fees on Securities Sold Short	None	None	1.22%	1.22%
Other Operating Expenses	0.25%	0.25%	0.53%	0.26%
Total Annual Fund Operating Expenses	1.35%	1.10%	3.75%	3.48%
Fee Waivers and/or Expense Reimbursement(1)	—	—	(0.28)%	(0.01)%
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	1.35%	1.10%	3.47%	3.47%

(1)              Gotham and the Trust have entered into an expense limitation agreement whereby Gotham has contractually agreed to reduce its investment advisory fee and/or reimburse certain Fund expenses to the extent necessary to ensure that total operating expenses (excluding any class-specific  fees and expenses, short sale dividend expenses (with respect to the Gotham Fund), interest, extraordinary items, “Acquired  Fund fees and expenses” and brokerage commissions) do not exceed 1.10% (on an annual basis) of average daily net assets of the Value Select Fund and 2.25% (on an annual basis) of average daily net assets of the Gotham Fund (each, an “Expense Limitation”). The Expense Limitations will remain in place until August 31, 2014 for the Value Select Fund and August 31, 2015 for the Gotham Fund, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.  Upon completion of the Reorganization, any amounts of reduced compensation and/or assumed expenses for periods prior to the date of the Reorganization will cease to be eligible for recovery.

*                      The Board has temporarily rescinded the Redemption Fee for the Value Select Fund effective as of October 30, 2013 in advance of the proposed Reorganization.

Formula Investing U.S. Value 1000 Fund (Acquired Fund) and Formula Investing U.S. Value Select Fund (Acquired Fund) into Gotham Enhanced Return Fund (Acquiring Fund)

The fees and expenses for the shares of the Value 1000 Fund, the Value Select Fund, and the Gotham Fund set forth in the following tables and in the examples are based on the expenses for the Value 1000 Fund, Value Select Fund, and the Gotham Fund as of October 31, 2013.

	Formula Investing U.S. Value 1000 Fund (Target Fund)		Formula Investing U.S. Value Select Fund (Target Fund)		Gotham Enhanced Return Fund (Acquiring Fund)	Acquiring Fund after Reorganizations with the Target Funds (pro forma combined)
	Class A Shares	Class I Shares	Class A Shares	Class I Shares	Institutional Class Shares	Institutional Class Shares
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)*	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

	Formula Investing U.S. Value 1000 Fund (Target Fund)		Formula Investing U.S. Value Select Fund (Target Fund)		Gotham Enhanced Return Fund (Acquiring Fund)	Acquiring Fund after Reorganizations with the Target Funds (pro forma combined)
	Class A Shares	Class I Shares	Class A Shares	Class I Shares	Institutional Class Shares	Institutional Class Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.85%	0.85%	2.00%	2.00%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%	None	None	None
Other Expenses	0.45%	0.45%	0.25%	0.25%	1.75%	1.47%
Dividend and Fees on Securities Sold Short	None	None	None	None	1.22%	1.22%
Other Operating Expenses	0.45%	0.45%	0.25%	0.25%	0.53%	0.25%
Total Annual Fund Operating Expenses	1.45%	1.20%	1.35%	1.10%	3.75%	3.47%
Fee Waivers and/or Expense Reimbursement(1)	(0.20)%	(0.20)%	—	—	(0.28)%	—
Total Annual Fund Operating Expenses after Fee Waiver/ Expense Reimbursement	1.25%	1.00%	1.35%	1.10%	2.25%	2.25%

(1)

Gotham and the Trust have entered into an expense limitation agreement whereby Gotham has contractually agreed to reduce its investment advisory fee and/or reimburse certain Fund expenses to the extent necessary to ensure that total operating expenses (excluding any class-specific fees and expenses, short sale dividend expenses (with respect to the Gotham Fund), interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.00% (on an annual basis) of average daily net assets of the Value 1000 Fund, 1.10% (on an annual basis) of average daily net assets of the Value Select Fund, and 2.25% (on an annual basis) of average daily net assets of the Gotham Fund (each, an “Expense Limitation”). The Expense Limitations will remain in place until August 31, 2014 for each of the Value 1000 Fund and Value Select Fund and August 31, 2015 for the Gotham Fund, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless a Fund’s expenses are below the Expense Limitation. Upon completion of the Reorganizations, any amounts of reduced compensation and/or assumed expenses for periods prior to the date of the Reorganizations will cease to be eligible for recovery.

*	The Board has temporarily rescinded the Redemption Fee for the Value 1000 Fund and the Value Select Fund effective as of October 30, 2013 in advance of the proposed Reorganizations.

Expense Examples

The examples are intended to help you compare the cost of investing in each Acquired Fund versus the Acquiring Fund and the Acquiring Fund (Pro Forma), assuming each Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that the expense limitations for the Acquired Funds, Acquiring Fund and Acquiring Fund (Pro Forma) remain in effect for a period of one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Value 1000 Fund

(Target Fund)

	1 Year	3 Year	5 Year	10 Year
Class A Shares	$127	$439	$773	$1,718
Class I Shares	$102	$361	$640	$1,437

Value Select Fund

(Target Fund)

	1 Year	3 Year	5 Year	10 Year
Class A Shares	$137	$428	$739	$1,624
Class I Shares	$112	$350	$606	$1,340

Gotham Enhanced Return Fund
(Acquiring Fund)

	1 Year	3 Year	5 Year	10 Year
Class I Shares	$350	$1,092	$1,882	$3,947

Acquiring Fund after Reorganization with the Target Funds

(assumes both Reorganizations are completed)(Pro Forma Combined)

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$350	$1,065	$1,803	$3,747

Acquiring Fund after Reorganization with the Target Fund

(assumes only the Value 1000 Fund Reorganization is completed)(Pro Forma Combined)

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$350	$1,093	$1,885	$3,954

Acquiring Fund after Reorganization with the Target Fund

(assumes only the Value Select Fund Reorganization is completed)(Pro Forma Combined)

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$350	$1,066	$1,805	$3,755

The projected post-Reorganization pro forma combined Annual Fund Operating Expenses and Expense Examples presented above are based on numerous material assumptions, including that the expense limitations for the Acquired Funds, Acquiring Fund and Acquiring Fund (Pro Forma) remain in effect for a period of one year.

Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, such as the future level of Acquiring Fund’s assets. Those factors are beyond the control of Acquiring Fund and Adviser.

If a Reorganization is approved, the resulting combined Fund will retain Acquiring Fund’s expense structure.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Funds’ performance.  For the fiscal year ended April 30, 2013, the Value 1000 Fund’s and the Value Select Fund’s portfolio turnover rates were 111% and 101%, respectively, of the average value of their portfolios.  The portfolio turnover rate of the Acquiring Fund is expected to be similarly high given the continuity of portfolio management and the similar investment strategies, and may be higher due to the Acquiring Fund’s short selling strategies.

How do the Funds’ performance records compare?

The bar charts and performance tables below illustrate some of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year (before taxes) and by showing how each Fund’s average annual total returns for 1 year and since inception compare with a broad measure of market performance (the Russell 1000® Index for the Acquired Funds). The bar charts do not reflect any sales charges, which would reduce your return. The Funds’ past performance (before and after taxes) does not necessarily indicate how each Fund will perform in the future. Updated performance for the Acquired Funds and the Acquiring Fund is available at no cost by visiting www.formulainvestingfunds.com and www.gothamfunds.com , respectively, or by calling (877) 974-6852. The Acquiring Fund commenced operations on May 31, 2013 and therefore does not have annual returns for at least one calendar year; accordingly, no performance for the Acquiring Fund is shown.

Value 1000 Fund (Acquired Fund) — Class A Total Return as of December 31, 2012

Calendar Year-to-Date Total Return as of September 30, 2013: 27.08%

Best Quarter	Worst Quarter
15.22%	-6.57%
(March 31, 2012)	(June 30, 2012)

Value Select Fund (Acquired Fund) — Class A Total Return as of December 31, 2012

Calendar Year-to-Date Total Return as of September 30, 2013: 32.49%

Best Quarter	Worst Quarter
13.95%	-15.42
(December 31, 2011)	(September 30, 2011)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A shares only; after-tax returns for Class I shares will vary.

Formula Investing U.S. Value 1000 Fund Class A Shares

Average Annual Total Returns as of December 31, 2012	1 Year	Since Inception (November 3, 2010)
Return Before Taxes	15.70%	11.25%
Return After Taxes on Distributions	15.30%	11.00%
Return After Taxes on Distributions and Sale of Shares	10.23%	9.51%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)(1)	16.42%	10.80%

Formula Investing U.S. Value Select Fund Class A Shares

Average Annual Total Returns as of December 31, 2012	1 Year	Since Inception (November 3, 2010)
Return Before Taxes	12.88%	12.26%
Return After Taxes on Distributions	11.86%	11.42%
Return After Taxes on Distributions and Sale of Shares	8.39%	10.02%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)(1)	16.42%	10.80%

Formula Investing U.S. Value Select Fund Class I Shares

Average Annual Total Returns as of December 31, 2012	1 Year	Since Inception (December 13, 2011)
Return Before Taxes	13.25%	16.35%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)(1)	16.42%	17.97%

(1) The Russell 1000® Index is an index that measures the performance of approximately 1,000 of the largest U.S. equities, as measured by market capitalization.

Will I be able to purchase, redeem, and exchange shares and receive distributions the same way?

Acquiring Fund shares are sold in a continuous offering and are offered to the public by the Funds’ principal underwriter, Foreside Funds Distributors LLC (“Foreside”), and may be purchased through certain broker-dealers or directly from the Funds’ transfer agent, BNY Mellon Asset Servicing US Inc. (“BNY Mellon”). In the proposed Reorganizations, Acquired Fund shareholders will receive shares of the Acquiring Fund and will be able to purchase, redeem and exchange shares and receive distributions the same way as they currently do with respect to their shares of an Acquired Fund.

Because the Acquiring Fund is primarily offered to institutional investors, the Fund only offers Institutional Class Shares, which have a higher investment minimum than Class A Shares of the Acquired Funds.  Class A shareholders of the Acquired Funds participating in the Reorganizations will not be subject to such minimum investment levels.  However, minimum levels for subsequent investments in Institutional Class Shares of the Acquiring Fund are higher than those of Class A Shares of the Acquired Funds and subsequent investments will generally be subject to such minimums.  For more details, please see the discussion on page 33 of this Prospectus/Proxy Statement.

Who will be the Adviser and Portfolio Manager of my Fund after the Reorganization? What will the advisory fees be after the Reorganization?

Management of the Funds

The overall management of each Fund is the responsibility of, and is supervised by, the Board of the Trust.

Adviser

Gotham is the investment adviser of the Funds. As of October 31, 2013, the Adviser has assets under management of approximately $3 billion. Joel Greenblatt and Robert Goldstein, the Funds’ portfolio managers, each own more than 25% of Gotham Asset Management Holdings, LP, which owns 100% of the Adviser. Therefore, Messrs. Greenblatt and Goldstein each is presumed to control the Adviser. The address of the Adviser and each of Messrs. Greenblatt and Goldstein is 535 Madison Avenue, New York, NY 10022. The Adviser is also responsible for running all of the operations of the Funds, except those that are subcontracted to the custodian, transfer agent, administrative agent, or other parties.

Portfolio Management of the  Funds

Joel Greenblatt, Co-Chief Investment Officer & Portfolio Manager, serves as Managing Principal and Co-Chief Investment Officer of Gotham, the successor to Gotham Capital, an investment firm he founded in 1985. Since 1996, he has been a professor on the adjunct faculty of Columbia Business School where he teaches “Value and Special Situation Investing.” Mr. Greenblatt serves on the Investment Board for the University of Pennsylvania and is a director of Pzena Investment Management, Inc., a global investment management firm. Mr. Greenblatt is the author of You Can Be A Stock Market Genius (Simon & Schuster, 1997), The Little Book that Beats the Market (Wiley, 2010), and The Big Secret for the Small Investor (Random House, 2011). He was the Chairman of the Board (1994-1995) and a board member (1994-2000) of Alliant Techsystems, a NYSE-listed aerospace and defense contractor. He holds a BS (1979), summa cum laude, and an MBA (1980) from the Wharton School of the University of Pennsylvania.

Robert Goldstein,  Co-Chief Investment Officer & Portfolio Manager, serves as Managing Principal and Co-Chief Investment Officer of Gotham, the successor to Gotham Capital, which he joined in 1989. Mr. Goldstein also founded and served as Managing Partner (1989-1997) of Metropolis Partners, a value and special situation investment partnership managing capital on behalf of institutions and wealthy individuals. Mr. Goldstein briefly served on the Executive Committee of the Board of Directors of Old Guard Group, Inc., a publicly-traded insurance company, prior to its being acquired by the Westfield Companies in 2000. He holds a BA (1988), magna cum laude, from Tufts University.

After the Reorganizations, Messrs. Greenblatt and Goldstein will continue to serve as portfolio managers of the Gotham Fund. The Gotham Fund SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in his managed Fund.

Advisory Fees

For its management and supervision of the daily business affairs of each of the Acquired Funds, Gotham receives the following management fees: a monthly fee at the annual rate of 0.75% of the Value 1000 Fund’s average daily net assets and a monthly fee at the annual rate of 0.85% of the Value Select Fund’s average daily net assets. The annual fee rate paid to Gotham by the Value 1000 Fund and the Value Select Fund for the fiscal year ended April 30, 2013, net of advisory fees waived by Gotham, if any, was 0.44% and 0.85%, respectively.

For its management and supervision of the daily business affairs of the Acquiring Fund, Gotham receives a monthly fee at the annual rate of 2.00% of the Acquiring Fund’s average daily net assets. The annual fee rate paid to Gotham by the Fund for the period ended October 31, 2013, net of advisory fees waived by Gotham, if any, was 1.35%.

The Trust and Gotham have entered into an expense limitation agreement whereby the Value 1000 Fund’s and the Value Select Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund Fees and Expenses,” and brokerage commissions) will be contractually limited until at least August 31, 2014 and will not exceed 1.00% and 1.10% (on an annual basis) of average daily net assets of each Fund, respectively.

The Trust and Gotham have also entered into an expense limitation agreement whereby the Gotham Fund’s total operating expenses (excluding any class-specific fees and expenses, short sale dividend expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) will not exceed 2.25% (on an annual basis) of average daily net assets of the Fund and will be contractually limited until at least August 31, 2015.

Advisory Agreement Approval

A discussion of the basis for the Board’s approval of the Acquired Funds’ advisory agreement can be found in the Formula Funds’ October 31, 2012 Semi-Annual Report. A discussion of the basis for the Board’s approval of the Acquiring Fund’s advisory agreement will be available in the Fund’s report to shareholders for the period ended October 31, 2013.

Will the Acquiring Fund have the same service providers as the Acquired Funds?

The Acquired Funds and the Acquiring Fund employ the same service providers.  Upon completion of the Reorganizations, the Acquiring Fund will continue to engage the existing service providers.

Principal Underwriter	Foreside Funds Distributors LLC

Administrator	BNY Mellon Investment Servicing (US) Inc.

Transfer Agent	BNY Mellon Investment Servicing (US) Inc.

Custodian	The Bank of New York Mellon

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP

For additional information regarding the service providers to the Acquiring Fund and the Acquired Funds, please see the Gotham  SAI and the SAI relating to this Prospectus/Proxy Statement.

What will be the primary federal tax consequences of the Reorganizations?

Prior to or at the completion of the Reorganizations, the Acquiring Fund and the Acquired Funds will have each received an opinion from the law firm of Pepper Hamilton LLP that each Reorganization intends to qualify as a tax-free reorganization within the meaning of section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is believed that no gain or loss generally will be recognized by the Acquired Funds or the Acquiring Fund or their respective shareholders. The amount of each Acquired Fund’s capital loss carryforwards available to offset capital gains of the Acquiring Fund in any given year following the Reorganizations may be substantially limited and the expiration of these carryforwards will be accelerated by one year as a consequence of each Reorganization. See “Information About the Reorganizations-Federal Income Tax Consequences” for more information on the federal tax consequences of each Reorganization.

Will there be any repositioning costs?

Although each Acquired Fund and the Acquiring Fund have identical investment objectives and similar investment strategies, it is expected that a portion of the securities held by the Acquired Funds may be sold in order to align the Acquired Funds’ portfolios with the Acquiring Fund’s investment strategy. The estimated brokerage costs anticipated to be incurred in connection with the sale of such securities are expected to be $6,500 for the Value 1000 Fund and $45,000 for the Value Select Fund. The sale of securities held by an Acquired Fund prior to the Reorganization may realize gains which would be distributed to shareholders and such gains may be taxable.

COMPARISON OF PRINCIPAL RISKS

Are the risk factors for the Funds similar?

Yes. The risk factors are similar due to the identical investment objectives and comparable investment strategies of the Acquired Funds and the Acquiring Fund. The Acquired Funds have identical principal risks. However, there are some important differences. The Acquired Funds are not subject to Short Sale Risk, while the Acquiring Fund is subject to Short Sale Risk as a principal risk.

What are the primary risks of investing in each Fund?

An investment in each Fund is subject to certain risks. There is no assurance that the investment performance of any Fund will be positive or that the Funds will meet their investment objective. You could lose money on your investment in the Funds and the Funds could also return less than other investments. The following table highlights the principal risks associated with an investment in each of the Funds.

Acquired Funds Risk	Acquiring Funds Risk	Material Differences
Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Equity Securities Risk: Equity securities are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company’s assets including debt holders. The value of equity securities could decline in the financial condition of the companies decline or if overall market and economic conditions deteriorate. Equity investments risk a loss of all or a substantial portion of the investment.

None

Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

Value Style Risk: Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods. Value-oriented investment approaches are subject to the risk that securities believed to be undervalued do not appreciate in value as anticipated or decline in value.

None

Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and a Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

None

Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Market Risk: The Fund is subject to market risk — the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time

None

Acquired Funds Risk	Acquiring Funds Risk	Material Differences

is sometimes referred to as “volatility,” and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

Portfolio Turnover Risk: A Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. These transactions will increase the Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund’s returns.

Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. It is anticipated that the Fund will frequently adjust the size of its long and short positions. These transactions will increase the Fund’s “portfolio turnover” and the Fund may experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund’s returns.

None

Short Sale Risk: Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the Fund’s ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses (sometimes referred to as the “negative cost of carry”) negatively impact the performance of the Fund since these expenses tend to cause the Fund to lose

The Acquired Funds do not have Short Sale Risk.

Acquired Funds Risk	Acquiring Funds Risk	Material Differences
money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

Small and Mid Cap Securities Risk: Investments in small and mid cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short-term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Small and Mid Cap Securities Risk: Investments in small and mid cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short-term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

None.

INFORMATION ABOUT THE REORGANIZATIONS

Reasons for the Reorganizations

At a special meeting held on October 29, 2013, the Board of the Trust, including the Disinterested Trustees, considered and unanimously approved the Reorganizations, determined that each Reorganization was in the best interests of shareholders of each Acquired Fund and the Acquiring Fund, and that the interests of existing shareholders of the Funds will not be diluted in value as a result of the transactions contemplated by the Reorganizations.

In evaluating the Reorganizations, the Board requested and reviewed, with assistance of legal counsel, materials related to the salient features of the reorganization.  These materials included written information regarding the principal terms and conditions of the Reorganizations, including the intention that the Reorganizations be consummated on a tax-free basis for each Acquired Fund and its shareholders, and a preliminary form of this document.   Representatives of the Adviser participated in the special Board meeting and provided a detailed explanation of their rationale for the proposed Reorganization and the anticipated benefits of the Acquired Fund’s investment strategy, and responded to questions by the Board.

In considering the proposal, the Board noted that the Acquiring Fund has an identical investment objective to that of each of the Acquired Funds. The Board considered that the Acquired Funds’ investment strategies are similar to the Acquiring Fund’s investment strategy.  The Board noted that under its investment strategy, however, the Acquiring Fund may utilize long and short positions in equity and equity-related securities, whereas each of the Acquired Funds invests only in long positions in equity securities.  The Board considered the Adviser’s assertions that it believes that being able to take short positions in certain securities allows the Adviser to more fully implement its investment strategy and is a valuable tool in seeking to achieve a Fund’s investment objective. The Adviser believes the shareholders of the Acquired Funds will benefit from the Adviser having a greater range of investment options and not being limited to long-only investment in securities.  The Board further considered the Adviser’s statements that it was in the process of discontinuing the use of the Formula long-only mutual fund investment strategies, including those employed by the Acquired Funds, across the remainder of its investment advisory clients.  The Board noted that at the same special Board meeting the Adviser had proposed and the Board had approved the liquidation of two additional series of the Trust advised by the Adviser that utilized the Formula long-only investment strategy for international equity investments.

The Board noted that the Management Fee and the Total Annual Fund Operating Expenses for the Acquiring Fund are higher than those for the Acquired Funds due to the associated costs with the Acquiring Fund’s short portfolio. The use of the short position strategy by the Acquiring Fund is more expensive for the Adviser to implement because it involves the management of leverage, which is not part of the long-only strategy implemented by the Acquired Funds. The higher Total Annual Fund Operating Expenses of the Acquiring Fund are also associated with the Acquiring Fund’s strategy of investing in short positions, and the higher expenses are primarily attributable to dividend and interest expenses on securities that are sold short by the Adviser pursuant to the Acquiring Fund’s principal investment strategy.  The Board concluded that the fees associated with the Acquiring Fund remained appropriate in light of the nature of the Fund’s strategy and the services provided by the Adviser to the Acquiring Fund.

The Board also considered whether Acquiring Fund shareholders would have the opportunity to redeem their shares without penalty in advance of the Reorganization if they did not wish to participate in the reorganization.  The Board considered whether it would be appropriate to rescind the redemption fee applicable to shares of each Acquired Fund in light of the proposed Reorganizations.  Based on information from the Adviser regarding the redemption fee, the anticipated impact of shareholder redemptions on each Acquired Fund, respectively, and the relative low likelihood of market timing activity, the Board concluded that it was appropriate to rescind the redemption fee and that such action was not likely to have a material adverse impact on either Acquired Fund.

In addition, the Board considered, among other things:

•                  the terms and conditions of the Reorganizations as set forth in the Plan, and concluded that the Plan appropriately set forth the respective rights and obligations of the Funds and  provided for a mechanism whereby the interests of existing shareholders of the Funds will not be diluted in value as a result of the transactions contemplated by the Reorganizations;

•                  the investment advisory and other fees paid by the Funds and the expense ratio of the Acquiring Fund as compared with those of the Acquired Funds, and concluded that the expenses associated with the Acquiring Fund were appropriate in light of the nature of the Fund’s strategy and the services provided by the Adviser to the Acquiring Fund;

•                  that the expenses of the Reorganizations would not be borne by the Acquired Funds’ shareholders, and concluded that it was appropriate under the circumstances for the Adviser to bear such expenses;

•                  the fact that the investment personnel of the Acquiring Fund will remain the same as the Acquired Funds;

•                  the investment objectives and similarities and differences between the investment strategies and risks of the Funds, and concluded that the Acquired Fund’s strategy enabled shareholders to maintain the same level of net equity exposure to the stock market;

•                  the fact that the Acquiring Fund will assume all of the liabilities of each Acquired Fund;

•                  the benefits to shareholders, including operating efficiencies, which may be achieved from the Reorganizations;

•                  the ability of Class A shareholders of the Acquiring Funds to invest in the Institutional Shares of the Acquiring Fund as a result of the merger, and concluded that it would be beneficial to such shareholders to get access to an institutional investment product at initial investment amounts below the Acquired Fund’s typical minimum amount;

•                  the anticipated tax-free nature of the Reorganizations for each Acquired Fund and its shareholders; and

•                  alternatives available to shareholders of each Acquired Fund, including the ability to redeem their shares in advance of the Reorganization, and concluded that, as a result of the rescinding of the redemption fee, such redemption would be without penalty.

After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any benefits will in fact be realized, the Board concluded that the Reorganizations would be in the best interests of each Acquired Fund and its shareholders. Consequently, it unanimously approved the Plan and directed that the Plan be submitted to shareholders of each Acquired Fund for approval.

The Board of the Trust, including the Disinterested Trustees, have also unanimously approved the Plan on behalf of the Acquiring Fund.

Agreement and Plan of Reorganization

The following summary is qualified in its entirety by reference to the Plan (the form of which is attached as Exhibit A to this Prospectus/Proxy Statement).

The Plan provides that all of the assets of each Acquired Fund will be acquired by the Acquiring Fund in exchange for Institutional Class shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of each Acquired Fund immediately prior to the opening of business on February 10, 2014 or such other date as may be agreed upon by the parties (the “Closing Date”). Prior to the Closing Date, each Acquired Fund will endeavor to discharge all of its known liabilities and obligations. Each Acquired Fund will prepare an unaudited statement of its assets and liabilities as of the close of regular trading on the NYSE, typically 4:00 p.m. Eastern Time, on the business day immediately prior to the Closing Date (the “Valuation Date”).

At or prior to the Valuation Date, for tax reasons, each Acquired Fund will declare any dividends or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to each Acquired Fund’s shareholders all of such Acquired Fund’s investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Acquired Fund’s net tax exempt income, if any, and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

The number of full and fractional Institutional Class shares of the Acquiring Fund to be received by the shareholders of each Acquired Fund will be determined by multiplying the number of outstanding Class A and Class I shares of an Acquired Fund by a ratio which shall be computed by dividing the net asset value per share of the Class A and Class I shares of an Acquired Fund by the net asset value per share of the Institutional Class shares of the Acquiring Fund. These computations will take place as of the Valuation Date.

BNY Mellon Investment Servicing (US) Inc., the accounting agent of the Funds, will compute the value of each Fund’s respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the Declaration of Trust and the Funds’ prospectuses and SAIs.

As soon after the Closing Date as conveniently practicable, each Acquired Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of the Acquiring Fund received by each Acquired Fund. The liquidation and distribution will be accomplished by the establishment of accounts in the names of each Acquired Fund’s shareholders on the Acquiring Fund’s share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the Acquiring Fund due to each Acquired Fund’s shareholders. All issued and outstanding shares of each Acquired Fund will be canceled. Shares of the Acquiring Fund to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, each Acquired Fund will be terminated.

The consummation of each Reorganization is subject to the conditions set forth in the Plan, including approval by each Acquired Fund’s shareholders, accuracy of various representations and warranties and receipt of opinions of counsel. Notwithstanding approval by each Acquired Fund’s shareholders, the Plan may be terminated (a) by the mutual agreement of an Acquired Fund and the Acquiring Fund or (b) at or prior to the Closing Date by either party (1) because of a breach by the other of any representation, warranty, or agreement contained in the Plan to be performed at or prior to the Closing Date, if not cured within 30 days, or (2) because a condition in the Plan expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

Whether or not each Reorganization is consummated, Gotham will bear the expenses incurred by the Funds in connection with the Reorganizations (including the cost of proxy solicitation).

If either of the Acquired Fund’s shareholders do not approve the Reorganization, the Trustees will consider other possible courses of action in the best interests of shareholders.

Description of the Securities to be Issued

Shareholders of each Acquired Fund as of the Closing Date will receive full and/or fractional shares of the Acquiring Fund shares in accordance with the procedures provided for in the Plan, as described above. The Acquiring Fund shares to be issued in connection with the Reorganizations will be fully paid and non-assessable when issued.

Federal Income Tax Consequences

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code (the “IRS Code”).  As a condition to the closing of each Reorganization, the Acquiring Fund and the Acquired Funds will have each received an opinion from Pepper Hamilton LLP to the effect that, on the basis of the existing provisions of the IRS Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations made by the Funds, for federal income tax purposes, upon consummation of each Reorganization:

(a)                                 The acquisition by the Acquiring Fund of all of the assets of each Acquired Fund in exchange solely for the Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of each Acquired Fund followed by the distribution of the Acquiring Fund shares by each Acquired Fund in complete liquidation to each Acquired Fund shareholders in exchange for their Acquired Fund shares, will constitute a “reorganization” within the meaning of Section 368(a) of the IRS Code, and each Acquiring Fund and each Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the IRS Code;

(b)                             Under Section 361 of the IRS Code, no gain or loss will be recognized by each of the  Acquired Funds (i) upon the transfer of all of each Acquired Fund’s assets to the Acquiring Fund solely in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of each Acquired Fund or (ii) upon the distribution of the Acquiring Fund shares by each Acquired Fund to the Acquired Fund shareholders in complete liquidation.

(c)                                  Under Section 1032 of the IRS Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of all of the assets of each Acquired Fund solely in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of each Acquired Fund;

(d)                             Under Section 354 of the IRS Code, no gain or loss will be recognized by Acquired Fund shareholders upon the exchange of all of their Acquired Fund shares for Acquiring Fund shares in liquidation of each Acquired Fund;

(e)                                  Under Section 358 of the IRS Code, the aggregate tax basis for the Acquiring Fund shares to be received by each of the Acquired Fund shareholders pursuant to the Reorganizations will be the same as the aggregate tax basis of the Acquired Fund shares held by such shareholder immediately prior to the Closing Date;

(f)                                   Under Section 1223(1) of the IRS Code, an Acquired Fund’s shareholder’s holding period for the Acquiring Fund shares to be received by each Acquired Fund shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided that the Acquired Fund shareholder held the Acquired Fund shares as a capital asset on the Closing Date;

(g)                                  Under Section 362(b) of the IRS Code, the tax basis of the assets of each Acquired Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of each of the Acquired Funds immediately prior to the Closing;

(h) Under Section 1223(2) of the IRS Code, the holding period of the assets of each of the Acquired Funds in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

Pepper Hamilton will express no opinion as to (1) the effect of each Reorganization on (A) an Acquired Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, (B) any Acquired Fund shareholder or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting, or (C) an Acquired Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the IRS Code or (2) any other federal tax issues (except those set forth above) and all state, local, or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions, limitations and such representations as Pepper Hamilton may reasonably request, and the Acquired Funds and the Acquiring Fund will cooperate to make and certify the accuracy of such representations.  Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.  Notwithstanding anything in the Plan to the contrary, neither the Acquiring Fund nor the Acquired Funds may waive the conditions set forth above.

In addition, as of April 30, 2013, neither the Value 1000 Fund nor the Value Select Fund had any capital loss carryforwards.

Pro Forma Capitalization

The following tables set forth, for each Reorganization, the capitalization of each Acquired Fund and the Acquiring Fund, and the capitalization of the Acquiring Fund on a pro forma basis as of October 31, 2013 giving effect to the proposed acquisition of assets at net asset value. The following tables show the capitalization on a pro forma basis after giving effect to the proposed Reorganization between (a) the Value 1000 Fund and Acquiring Fund, (2) the Value Select Fund and Acquiring Fund, and (3) the Value 1000 Fund, the Value Select Fund and Acquiring Fund.

	Formula Investing U.S. Value 1000 Fund (Target Fund)		Gotham Enhanced Return Fund (Acquiring Fund)	Pro Forma Adjustments	Acquiring Fund Pro Forma After Reorganization
	Class A shares	Class I shares	Class I shares	Class I shares	Class I shares
Net Asset Value	$64,887,497	—	$84,749,398	—	$149,636,895
Shares Outstanding	3,955,687	—	7,599,035	1,863,819	13,418,541
Net Asset Value per Share	$16.40	—	$11.15	—	$11.15

	Formula Investing U.S. Value Select Fund (Target Fund)		Gotham Enhanced Return Fund (Acquiring Fund)	Pro Forma Adjustments	Acquiring Fund Pro Forma After Reorganization
	Class A shares	Class I shares	Class I shares	Class I shares	Class I shares
Net Asset Value	$241,099,566	$90,374,403	$84,749,398	—	$416,223,367
Shares Outstanding	14,254,670	5,334,646	7,599,035	10,139,291	37,327,642
Net Asset Value per Share	$16.91	$16.94	$11.15	—	$11.15

	Formula Investing U.S. Value 1000 Fund (Target Fund)		Formula Investing U.S. Value Select Fund (Target Fund)		Gotham Enhanced Return Fund (Acquiring Fund)	Pro Forma Adjustments	Acquiring Fund Pro Forma After Reorganizations
	Class A shares	Class I shares	Class A shares	Class I shares	Class I shares	Class I shares	Class I shares
Net Asset Value	$64,887,497	—	$241,099,566	$90,374,403	$84,749,398	—	$481,110,864
Shares Outstanding	3,955,687	—	14,254,670	5,334,646	7,599,035	12,003,110	43,147,148
Net Asset Value per Share	$16.40	—	$16.91	$16.94	$11.15	—	$11.15

The tables above assume that the Reorganizations occurred on the Record Date. The tables are for informational purposes only. No assurance can be given as to how many Acquiring Fund shares will be received by shareholders of a Target Fund on the date that a Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Acquiring Fund that actually will be received on or after that date.

Distribution of Shares

Shares of the Funds are offered on a continuous basis by Foreside and are sold without any sales charges. Foreside sells shares of the Funds both directly and through financial advisors and financial intermediaries or through processing organizations.

The Acquiring Fund offers Institutional Class shares. The Acquired Funds each offer Class A and Class I shares. In the proposed Reorganizations, Class A and Class I shareholders of each Acquired Fund will receive Institutional Class shares of the Acquiring Fund. Institutional Class shares of the Acquiring Fund will be issued at net asset value upon consummation of the Reorganizations.

Each Acquired Fund has adopted a plan pursuant to Rule 12b-1 of the 1940 Act for its Class A shares, that allows a Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. The distribution plan for Class A shares provides for payments of up to 0.25% of the average daily net assets of a Fund’s Class A shares.

More detailed descriptions of the Acquiring Fund’s shares are contained in the Acquiring Fund’s Prospectus and the Gotham Fund SAI.

Purchase and Redemption Procedures

The Acquired Funds and the Acquiring Fund have substantially similar purchase and redemption procedures. The minimum initial and subsequent purchase requirements for each Acquired Fund and the Acquiring Fund are presented in the table below:

	Minimum Initial Purchase	Minimum Subsequent Purchase
Acquired Funds
Class A	$5,000	$250
Class I	$1,000,000	$250,000
Acquiring Fund
Institutional Class	$250,000	$5,000

For more information, see “Purchase of Shares” below. Each Fund’s shares may be redeemed by telephone, mail, or wire; or through accounts with certain brokers and other financial institutions. Payments for redemptions of shares of each Fund are usually made within one business day, but not later than seven calendar days after receipt of a proper redemption request. Each Fund reserves the right to redeem in-kind, under certain circumstances, by paying you the proceeds in liquid securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how each Fund’s net asset value is determined, is contained in the section entitled “Additional Information about the Funds.” The Funds reserve the right to reject any purchase order.

Exchange Privileges

Shareholders may exchange Class A and Class I shares of an Acquired Fund for shares of the same class of the following funds offered by the Adviser:

Formula Investing U.S. Value 1000 Fund

Formula Investing U.S. Value Select Fund

Formula Investing International Value 400 Fund

Formula Investing International Value Select Fund

Shareholders may exchange Institutional Class shares of the Acquiring Fund for Institutional Class shares of the following funds offered by the Adviser:

Gotham Absolute Return Fund

Gotham Neutral Fund

There is no exchange fee for exchanging of shares. Exchange of shares of the Acquiring Fund for shares in another Gotham Fund is limited to four times per year, and not more frequently than once in any month. Additional information concerning the Funds’ exchange privileges is contained in the section entitled “Additional Information about the Funds.”

Dividend Policy

Each Fund has the same dividend distribution policy. Each Fund intends to distribute all of its income and capital gains. Dividends from net investment income and distributions of net capital gains, if any, are declared and paid annually to shareholders.

If shareholders of an Acquired Fund have elected to receive dividends or distributions in cash then that election will also apply to the Acquiring Fund after the Reorganization. Otherwise, all dividends and distributions are reinvested in additional shares.  Shareholder may change their elections before or after the Reorganizations.

The Funds have each qualified to be treated as a regulated investment company under the IRS Code. To remain qualified as a regulated investment company, a Fund must, among other things, distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the IRS Code. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders of record, it is expected that the Funds will not be required to pay any federal income taxes on the amounts distributed to its shareholders of record.

INFORMATION ON SHAREHOLDERS’ RIGHTS

Organization and Governing Law. The Trust is a SEC-registered, open-end management investment company that continuously offers shares to the public. The Trust is organized as a Delaware statutory trust, and each Fund is organized as series of the Trust pursuant to the Delaware Statutory Trust Act. The Funds are governed by a Declaration of Trust (a “Declaration”) and By-Laws, both as amended, restated or supplemented from time to time, and each Fund’s business and affairs are managed under the supervision of its Board of Trustees.

Each Fund is subject to the federal securities laws, including the 1940 Act, and the rules and regulations promulgated by the SEC thereunder.

Shares. When issued and paid for in accordance with the prospectus, shares of the Funds are fully paid and non-assessable, have no preemptive or subscription rights and are freely transferable. Each share of the Funds represents an equal interest in such Fund. Shares of each Fund are entitled to receive its pro rata share of distributions of income and capital gains, if any, made with respect to that Fund as are declared by the Board, although such distributions may vary in amount among the classes of the Acquired Fund to reflect class-specific expenses. Such distributions may be in cash or in additional Fund shares. In any liquidation of a Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of the Fund, after satisfaction of all outstanding liabilities and expenses of the Fund.

Shareholder Meetings and Rights of Shareholders to Call a Meeting. The Funds are not required to hold annual shareholders’ meetings under the Delaware Statutory Trust Act, or the Declaration or By-Laws. The governing instruments of the Funds generally provide that a meeting of shareholders may be called with respect to such additional matters relating to the Trust as may be required by applicable provisions of law, including the 1940 Act, or on such other matters as the Trustees may consider necessary or desirable. In addition, the governing instruments of the Funds provide that a special meeting of shareholders may be called for the purpose of voting on the removal of any Trustee upon the written request of shareholders owning at least 10% or more of the Trust’s outstanding shares.

Submission of Shareholder Proposals. The Funds do not have provisions in their governing instruments requiring that a shareholder provide notice to a Fund in advance of a shareholder meeting to enable the shareholder to present a proposal at such meeting, although the federal securities laws, which apply to all of the Funds, require that certain conditions be met to present any proposals at shareholder meetings, as described below under “Shareholder Proposals.”

Quorum. For all Funds, except when a larger quorum is required by applicable law, forty percent (40%) of the Shares entitled to vote on a matter shall constitute a quorum at a meeting of the Shareholders. Any shareholder meeting may be adjourned by a majority of the votes cast upon the question of adjourning a meeting to another date and time, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice.

Number of Votes. The governing instruments of the Trust provide that each shareholder is entitled to one vote for each whole share that they hold, and a fractional vote for each fractional share that they hold. The Trust’s governing instruments do not provide for cumulative voting.

Right to Vote. The 1940 Act provides that shareholders of each Fund have the power to vote with respect to certain matters: specifically, for the election of Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental. The following summarizes the matters on which Fund shareholders have a right to vote as well as the minimum shareholder vote required to approve the matter. Where referenced below, the phrase “Majority Shareholder Vote” means the vote required by the 1940 Act, which is the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote.

Election and Removal of Directors/Trustees. The shareholders of all Funds are entitled to vote for the election and the removal of Trustees. For all Funds, Trustees are elected by a plurality vote (i.e., the nominees receiving the greatest number of votes are elected). For all Funds, any trustee may be removed by a vote of two-thirds of the outstanding shares of such Trust.

Amendment of Governing Instruments. Generally, the Trustees of each of the Funds have the right to amend, from time to time, the Declaration and By-Laws for the Funds. The Trustees shall have the power to amend the Declaration, in such manner as the Trustees may determine in their sole discretion, without the need for action by any Shareholder, so as to add to, delete, replace or otherwise modify any provisions relating to the Shares contained in the Declaration, provided that before adopting any such amendment without approval of the Shareholders, the Trustees shall determine that it is consistent with the fair and equitable treatment of all Shareholders or that approval of the Shareholders is not required by the 1940 Act or other applicable law. If Shares of any series of FundVantage have been issued, approval of the Shareholders of such series shall be required to adopt any amendments to this Declaration which would adversely affect to a material degree the rights and preferences of the Shares of such Portfolio or to increase or decrease the par value of the Shares of such Portfolio.

Mergers and Reorganizations. The Declaration of the Funds provides that to sell, convey and transfer “Trust Property” (as defined in the Declaration) to a “Successor Entity” (as defined in the Declaration) in exchange for the shares or securities thereof or otherwise, and to lend money to, subscribe for the shares or securities of, and enter into any contracts with any such Successor Entity in which the FundVantage holds or is about to acquire shares or any other interest, only requires the approval of the Trustees and not shareholders unless required by the 1940 Act. Any such shareholder approval requires the affirmative vote of the holders of 40% of the outstanding shares of such Fund.

Liquidation of the Funds. A Fund may be liquidated by the Trustees without shareholder approval upon notice.

Indemnification. The Declaration of the Funds provides that the Trust shall indemnify and hold harmless each and every Trustee and officer of the Trust and each former Trustee and officer of the Trust (each, a “Covered Person”) from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Covered Person’s performance of his or her duties as a Trustee or officer of the Trust or otherwise relating to any act, omission, or obligation of the Trust.

VOTING INFORMATION CONCERNING THE MEETING

This Prospectus/Proxy Statement is being sent to shareholders of each Acquired Fund in connection with a solicitation of proxies by the Board of the Trust, to be used at the Meeting to be held at 10:00 a.m. Eastern Time, on February 5, 2014, at the offices of the Trust, 301 Bellevue Parkway, Wilmington, Delaware, 19809, and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of each Acquired Fund on or about December 24, 2013.

The Board of the Trust has fixed the close of business on December 16, 2013 as the record date (the “Record Date”) for determining the shareholders of each Acquired Fund entitled to receive notice of the Meeting and to vote, and for determining the number of shares that may be voted, with respect to the Meeting or any adjournment thereof.

In voting for the Reorganizations, each shareholder of an Acquired Fund is entitled to one vote for each full share owned and a fractional vote for each fractional share held.

Proxies may be revoked by executing and delivering a later-dated signed proxy to the Secretary of the Trust at the address set forth on the cover page of this Prospectus/Proxy Statement, or by attending the Meeting in person and voting your shares. Unless revoked, all valid proxies will be voted in accordance with their specifications or, in the absence of such specifications, FOR approval of the Plan and the Reorganizations.

If you wish to participate in the Meeting, you may submit the proxy card included with this Prospectus/Proxy Statement, vote by telephone, vote through the Internet, or attend in person. If the enclosed proxy is properly executed and returned in time to be voted at the Meeting, the named proxies will vote the shares of beneficial interest represented by the proxy in accordance with the instructions marked on the returned proxy.

Proxies that are properly executed and returned but are not marked with voting instructions will be voted FOR the proposed Reorganizations and FOR any other matters deemed appropriate.

Approval of the Reorganizations requires the affirmative vote of the holders of a “majority of the outstanding voting securities” of each Acquired Fund. The term “majority of the outstanding voting securities,” as defined in the 1940 Act and as used in this Prospectus/Proxy Statement, means: the affirmative vote of the lesser of (i) 67% of the voting securities of an Acquired Fund present at a meeting if more than 50% of the outstanding voting securities of an Acquired Fund are present in person or by proxy or (ii) more than 50% of the outstanding voting securities of an Acquired Fund. Forty percent of the shares entitled to vote constitutes a quorum.

Proxy solicitations will be made primarily by mail, but after a few days, proxy solicitations may also be made by telephone or personal solicitations by officers and employees of Gotham, its affiliates, or other representatives of each Acquired Fund (who will not be paid for their soliciting activities). In addition, proxy solicitations may be made by D.F. King & Co., Inc., the Acquired Funds’ proxy solicitor. The estimated cost of the proxy solicitation is approximately $163,845. The costs of solicitation will be paid by Gotham whether or not the Reorganizations are approved by shareholders.

Proxies that reflect abstentions and “broker non-votes” (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum and will have the effect of being counted as votes against a Reorganization.

If shareholders of an Acquired Fund do not vote to approve a Reorganization, the Board of the Trust will consider other possible courses of action in the best interests of shareholders, including liquidation of the Fund. If sufficient votes to approve a Reorganization are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require an affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote upon such adjournment after consideration of all circumstances that may bear upon a decision to adjourn the Meeting.

A shareholder of an Acquired Fund who objects to a proposed Reorganization will not be entitled under either Delaware law or the Trust’s Declaration of Trust to demand payment for, or an appraisal of, his or her shares. Shareholders should be aware that the Reorganizations as proposed are not intended to result in recognition of gain or loss to shareholders for federal income tax purposes. If the Reorganizations are consummated, shareholders will be free to redeem the shares of the Acquiring Fund that they receive in the transaction at their then-current net asset value. Shares of each Acquired Fund may be redeemed at any time prior to the consummation of the Reorganizations. Shareholders of each Acquired Fund should consult their tax advisors as to the tax consequences of redeeming Fund shares prior to the Reorganizations or exchanging such shares in the Reorganizations.

The Trust does not hold annual shareholder meetings. If a Reorganization is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the Trust at the address set forth on the cover of this Prospectus/Proxy Statement so that they will be received by the Trust in a reasonable period of time prior to that meeting.

NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise the Acquired Funds whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Prospectus/Proxy Statement needed to be supplied to the beneficial owners of the respective shares.

Shareholder Information

The shareholders of each Acquired Fund at the close of business on December 16, 2013 (the “Record Date”) will be entitled to be present and vote at the Special Meeting with respect to shares of the Acquired Fund owned as of the Record Date.  As of the Record Date, the total number of shares of each Acquired Fund outstanding and entitled to vote was as follows:

Acquired Funds	Number of Shares
Formula Investing U.S. Value 1000 Fund	4,216,922
Formula Investing U.S. Value Select Fund	21,353,316

As of the Record Date, the Officers and Trustees of the Trust owned less than 1% of any Acquired Fund.

Control Persons and Principal Holders of Securities

As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of an Acquired Fund or 5% or more of the shares of the Acquiring Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

Fund	Name and Address	Number of Shares	Percent of Fund	Percentage Ownership of Combined Fund after the Reorganization
Formula Investing U.S. Value 1000 Fund — Class A	Gotham Capital V LLC 535 Madison Avenue, Fl. 30 New York, NY 10022	218,483	5.18%	0.64%
	Vanguard Brokerage Services P.O. Box 1170 Valley Forge, PA 19482	255,018	6.05%	0.75%
	UBS WM USA Omni Account M/F Attn Department Manager 1000 Harbor Blvd, 5th Fl Weehawken, NJ 07086	274,470	6.51%	0.81%
	Charles Schwab & Co. Inc. Special Custody A/C FBO Customers Attn Mutual Funds 101 Montgomery Street San Francisco, CA 94104	1,726,692	40.95%	5.09%
Formula Investing U.S. Value Select Fund — Class A	UBS WM USA Omni Account M/F Attn Department Manager 1000 Harbor Blvd 5th Floor Weehawken, NJ 07086	1,071,071	6.87%	3.25%
	TD Ameritrade Inc. For Exclusive Benefit of Our Client P.O. Box 2226 Omaha, NE 68103	1,403,531	9.00%	4.26%
	Charles Schwab & Co. Inc. Special Custody A/C FBO Customers Attn Mutual Funds 101 Montgomery Street San Francisco, CA 94104	6,022,359	38.61%	18.28%
Formula Investing U.S. Value Select Fund — Class I	Merrill Lynch Pierce Fenner & Smith For the Sole Benefit of Its Customers 4800 Deer Lake Drive East Jacksonville, FL 32246	546,009	9.00%	1.66%
	Charles Schwab & Co. Inc. Special Custody A/C FBO Customers Attn Mutual Funds 101 Montgomery Street San Francisco, CA 94104	1,617,150	28.00%	4.91%
Gotham Enhanced Return Fund — Institutional Class	TD Ameritrade Inc. For the Exclusive Benefit of Our Client	606,397	5.66%	1.29%

Fund	Name and Address	Number of Shares	Percent of Fund	Percentage Ownership of Combined Fund after the Reorganization
	P.O. Box 2226 Omaha, NE 68103
	Keybank NA FBO Charitable Multi Asset Fund P.O. Box 94871 Cleveland, OH 44101	2,792,417	26.06%	5.93%
	Charles Schwab & Co. Inc. Special Custody A/C FBO Customers Attn Mutual Funds 211 Main Street San Francisco, CA 94105	3,242,388	30.26%	6.89%

FINANCIAL STATEMENTS AND EXPERTS

The Annual Report of the Trust relating to the Acquired Funds for the fiscal year ended April 30, 2013 and the financial statements and financial highlights for the same period, and the unaudited financial statements of each Fund for the period May 1, 2013 through October 31, 2013 have been incorporated by reference in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, and upon the authority of PricewaterhouseCoopers LLP as experts in accounting and auditing. No other parts of the Annual Report is incorporated by reference herein.

LEGAL MATTERS

Certain legal matters in connection with the issuance of the Acquiring Fund’s Shares will be passed upon by Pepper Hamilton LLP, located at 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103.

ADDITIONAL INFORMATION

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC in Washington, D.C., and at the SEC’s Regional Offices located at Northeast Regional Office, 3 World Financial Center, Room 4300, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202-2656; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036-3648. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

OTHER BUSINESS

The Board does not intend to present any other business at the Special Meeting.  If, however, any other matters are properly brought before the Special Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

THE BOARD RECOMMENDS APPROVAL OF THE PLAN AND ANY PROPERLY EXECUTED BUT UNMARKED PROXY CARDS WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand  the financial performance of the Gotham Enhanced Return Fund’s Institutional Class shares for the six-month period ended October 31, 2013. The Fund’s fiscal year runs from May 1 to April 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate at which an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The Fund’s 2013 Semi-Annual Report is incorporated by reference into the Fund’s SAI and is available upon request by calling (877) 974-6852.

Gotham Enhanced Return Fund

	Institutional Class Shares
	For the Period 05/31/2013* - 10/31/2013(1)
Per Share Operating Performance	$10.00
Net asset value, beginning of period	$(0.07)
Net investment income (loss)(2)	$1.22
Net realized and unrealized gain (loss) on investments	$1.15
Total from investment operations
Dividends and distributions to shareholders from:
Net investment income	—
Capital gains	—
Total distributions to shareholders	—
Redemption fees	$0.00	(3)
Net asset value, end of period	$11.15
Total investment return(4)	11.50%
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$84,749
Ratio of expenses to average net assets	3.47%
Ratio of expenses to average net assets excluding fee waivers, expense reimbursements and/or recoupment(5)	3.75	%(6)
Ratio of net investment income (loss) to average net assets	(1.48	)(6)
Portfolio turnover rate	236.44	%(7)

*    Commencement of operations.

(1) Unaudited.

(2) The selected per share data was calculated using the average shares outstanding method for the period.

(3) Amount is less than $0.005 per share.

(4) The investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(5) During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as indicated.

(6) Annualized.

(7) Not annualized.

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this      day of                      2013, between the Gotham Enhanced Return Fund (the “Acquiring Fund”) and the Formula Investing U.S. Value 1000 Fund and Formula Investing U.S. Value Select Fund (each, an “Acquired Fund” and together, the “Acquired Funds,” and collectively with the Acquiring Fund, the “Funds”), each a series of the FundVantage Trust (the “Trust”); and, for purposes of Section 9.1 only, Gotham Asset Management, LLC (the “Adviser”).  The Trust is a Delaware statutory trust with its principal place of business at 301 Bellevue Parkway, Wilmington, DE  19809.

WHEREAS, each of the Acquired Funds has Class A and Class I shares, and the Acquiring Fund only has Institutional Class shares.

WHEREAS, the reorganization (the “Reorganization”) will consist of (i) the transfer of all of the assets of each Acquired Fund in exchange solely for the shares of beneficial interest, with par value of $0.01 per share, of the Acquiring Fund; (ii) the assumption by the Acquiring Fund of all of the liabilities of each Acquired Fund; and (iii) the distribution of the shares to the shareholders of each Acquired Fund in liquidation of the Acquired Fund as provided in this Agreement, all upon the terms and conditions set forth in this Agreement.  The parties intend that the Reorganization shall qualify as a reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “IRS Code”).

WHEREAS, the Acquiring Funds and the Acquired Fund are each an open-end, registered management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and each Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquiring Fund and the Acquired Funds are each authorized to issue its shares of beneficial interest;

WHEREAS, the Board of Trustees (the “Board”) of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), have determined that the Reorganization will be in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

WHEREAS, the Board, including a majority of the Independent Trustees, have determined that it is in the best interests of each Acquired Fund to exchange all of its assets and liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of each Acquired Fund and the Acquiring Fund will not be diluted as a result of the Reorganization;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements set forth in this Agreement, the parties covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF AN ACQUIRED FUND IN EXCHANGE FOR

THE ACQUIRING FUND SHARES AND ASSUMPTION OF ACQUIRED FUND

LIABILITIES AND LIQUIDATION OF EACH ACQUIRED FUND

1.1                               THE EXCHANGE.  Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, each Acquired Fund agrees to transfer all of such Acquired Fund’s assets as set forth in paragraph 1.2 to the Acquiring Fund.  The Acquiring Fund agrees in exchange for the Acquired Fund’s assets (i) to deliver to the Acquired Fund full and fractional shares of the Acquiring Fund (“Acquiring Fund Shares”), computed in the manner and as of the time and date set forth in Article II; and (ii) to assume all of the liabilities of the Acquired Fund, as set forth in paragraph 1.3.  Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

1.2                               ASSETS TO BE ACQUIRED.  The assets of each Acquired Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by such Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of such Acquired Fund on the Closing Date.  Each Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date thereof.  Each Acquired Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses.  Each Acquired Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

1.3                               LIABILITIES TO BE ASSUMED.  Each Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date.  The Acquiring Fund shall assume all of each Acquired Fund’s liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date.

1.4                               LIQUIDATION AND DISTRIBUTION.  On or as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”), (a) each Acquired Fund will liquidate and distribute pro rata to such Acquired Fund’s shareholders of record (the “Acquired Fund Shareholders”), determined as of the close of business on the Valuation Date (as defined below), the Acquiring Fund Shares received by an Acquired Fund pursuant to paragraph 1.1; and (b) each Acquired Fund will thereupon proceed to terminate as set forth in paragraph 1.8 below.  Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders.  All issued and outstanding shares of each Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5                               OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.  Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement on Form N-14 which will be distributed to shareholders of each Acquired Fund.

1.6                               TRANSFER TAXES.  Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of Acquired Fund shares on the books of each Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7                               REPORTING RESPONSIBILITY.  Any reporting responsibility of each Acquired Fund is and shall remain the responsibility of such Acquired Fund up to and including the Closing Date and such later date on which an Acquired Fund is terminated.

1.8                               TERMINATION.  The Trust shall take all necessary and appropriate steps under applicable law to terminate each Acquired Fund promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

ARTICLE II

VALUATION

2.1                               VALUATION OF ASSETS.  The value of an Acquired Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day preceding the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Trust’s Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2                               VALUATION OF SHARES.  The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share of the Acquiring Fund computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust’s Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information.

2.3                               SHARES TO BE ISSUED.  The number of full and fractional Acquiring Fund Shares to be issued in exchange for each Acquired Fund’s assets shall be determined by dividing the net asset value per share of such Acquired Fund by the net asset value per share of the Acquiring Fund on the Valuation Date, determined in accordance with paragraph 2.2.  Shareholders of record of each Acquired Fund at the Closing Date shall be credited with full and fractional shares of the Acquiring Fund.

2.4                               DETERMINATION OF VALUE.  All computations of value shall be made by  BNY Mellon Investment Servicing (US) Inc., the Acquiring Fund’s and the Acquired Funds’ accounting agent, in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund and each Acquired Fund.

ARTICLE III

CLOSING AND CLOSING DATE

3.1                               CLOSING DATE. The closing of the Reorganization (the “Closing”) shall take place on or about February 10, 2014 or such other date as the parties may agree to in writing (the “Closing Date”).  All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided.  The Closing shall be held as of 8:00 a.m. Eastern Time at the offices of the Trust, or at such other time and/or place as the parties may agree.

3.2                               EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that an accurate determination of the value of the net assets of the Acquiring Fund or an Acquired Fund is impracticable, the Valuation Date (and the Closing Date) shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.3                               TRANSFER AGENT’S CERTIFICATE.  Each Acquired Fund shall cause its transfer agent to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or cause its transfer agent, to issue and deliver, to the Secretary of the Trust a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date or provide evidence satisfactory to each Acquired Fund that such Acquiring Fund Shares have been credited to each Acquired Fund’s account on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1                               REPRESENTATIONS OF EACH ACQUIRED FUND.  Each Acquired Fund represents and warrants to the Acquiring Fund as follows:

(a)                                 Each Acquired Fund is a separate investment series of the Trust, a statutory trust duly organized, validly existing, and in good standing under the laws of Delaware.

(b)                                 Each Acquired Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, is in full force and effect.

(c)                                  The current prospectus and statement of additional information of the Acquired Funds conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d)                                 Each Acquired Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Trust’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which an Acquired Fund is a party or by which it is bound.

(e)                                  Each Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

(f)                                   Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against either Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of an Acquired Fund to carry out the transactions contemplated by this Agreement. Each Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(g)                                  The audited financial statements of each Acquired Fund dated April 30, 2013 and the unaudited financial statements of each Acquired Fund for the period ended October 31, 2013 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of each Acquired Fund as of such date, and there are no known contingent liabilities of either Acquired Fund as of such date not disclosed therein.

(h)                                 Since April 30, 2013, there has not been any material adverse change in either Acquired Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by either Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of an Acquired Fund shall not constitute a material adverse change.

(i)                                     At the Closing Date, all federal and other tax returns and reports of each Acquired Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof.  To the best of each Acquired Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(j)                                    For each fiscal year of its operation, each Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

(k)                                 Each Acquired Fund is not under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code);

(l)                                     All issued and outstanding shares of each Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by an Acquired Fund.  All of the issued and outstanding shares of each Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. Each Acquired Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares.

(m)                             At the Closing Date, each Acquired Fund will have good and marketable title to such Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

(n)                                 The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of each Acquired Fund and, subject to approval by each Acquired Fund’s shareholders, this Agreement constitutes a valid and binding obligation of each Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(o)                                 The information furnished by each Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(p)                                 Each Acquired Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of each Acquired Fund (the “Prospectus/Proxy Statement”), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act in connection with the meeting of the shareholders of each Acquired Fund to approve this Agreement and the transactions contemplated hereby.  The Prospectus/Proxy Statement included in the Registration Statement (other than information therein that relates to the Acquiring Fund and any other fund described therein other than the Acquired Funds) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

4.2                               REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to each Acquired Fund as follows:

(a)                                 The Acquiring Fund is a separate investment series of the Trust, a statutoru trust duly organized, validly existing, and in good standing under the laws of Delaware.

(b)                                 The Acquiring Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)                                  The current prospectus and statement of additional information, as of the date of the Prospectus/Proxy Statement, of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d)                                 The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust’s Declaration of Trust or By-Laws, or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e)                                  Except as otherwise disclosed in writing to an Acquired Fund and accepted by such Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement.  The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(f)                                   The unaudited financial statements of the Acquiring Fund dated October 31, 2013 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to each Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

(g)                                  Since October 31, 2013, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by each Acquired Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

(h)                             At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof.  To the best of the Acquiring Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(i)                                     For each fiscal year of its operation, the Acquiring Fund intends to meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and distribute in each such year all net investment income and realized capital gains.

(j)                                    All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable.  The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

(k)                                 The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(l)                                     The Acquiring Fund Shares to be issued and delivered to each Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

(m)                             The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

(n)                                 The Prospectus/Proxy Statement included in the Registration Statement (only insofar as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(o)                                 The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1                               OPERATION IN ORDINARY COURSE.  The Acquiring Fund and the Acquired Funds each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

5.2                               INVESTMENT REPRESENTATION.  Each Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.3                               ADDITIONAL INFORMATION.  Each Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.4                               FURTHER ACTION.  Subject to the provisions of this Agreement, the Acquiring Fund and Acquired Funds will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.5                               TAX-FREE REORGANIZATION.  It is the intention of the parties that the transaction contemplated by this Agreement with respect to each Acquired Fund and the Acquiring Fund will qualify as a reorganization within the meaning of Section 368(a) of the Code.  None of the parties to this Agreement shall take any action or cause any action to be taken, including, without limitation, the filing of any tax return, that is inconsistent with such treatment or that results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF AN ACQUIRED FUND

The obligations of each Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1                               All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to each Acquired Fund on the Closing Date a certificate executed in its name by the Trust’s President or Vice President, in form and substance reasonably satisfactory to an Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

6.2                               This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of each Acquired Fund in accordance with the provisions of the Trust’s governing documents, applicable Delaware law and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Acquired Funds nor the Acquiring Fund may waive the conditions set forth in this paragraph 6.2.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by an Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1                               All representations and warranties of each Acquired Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and each Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by the Trust’s President or Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2                               Each Acquired Fund shall have delivered to the Acquiring Fund an unaudited statement of such Acquired Fund’s assets and liabilities, together with a list of the Acquired Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Valuation Date, certified by the Treasurer or Assistant Treasurer of the Trust.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING

FUND AND AN ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to an Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1                               On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.2                               All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or an Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

8.3                               The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.4                               Each Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends shall have the effect of distributing to the Acquired Fund Shareholders all of an Acquired Fund’s investment company taxable income for all taxable periods ending on the Closing Date (computed without regard to any deduction for dividends paid), all of an Acquired Fund’s net tax exempt income and all of the net capital gains realized in all taxable periods ending on the Closing Date (after reduction for any capital loss carryforward).

8.5                               Each of the Acquiring Fund and the Acquired Funds shall have received a favorable opinion of Pepper Hamilton LLP substantially to the effect that, for federal income tax purposes:

(a)                                 The acquisition by the Acquiring Fund of all of the assets of each Acquired Fund solely in exchange for the Acquiring Fund’s Shares and the assumption by the Acquiring Fund of all of the liabilities of each Acquired Fund, followed by the distribution of such Acquiring Fund Shares by each Acquired Fund in complete liquidation to each Acquired Fund Shareholders in exchange for their Acquired Fund Shares, all as provided in the Agreement, will constitute a reorganization within the meaning of Section 368(a) of the IRS Code, and each Acquired Fund and the Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the IRS Code;

(b)                                 Under IRS Code Section 361, no gain or loss will be recognized by each of the Acquired Funds (i) upon the transfer of all of each Acquired Fund’s assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of each Acquired Fund or (ii) upon the distribution of the Acquiring Fund Shares by each Acquired Fund to the Acquired Fund Shareholders in liquidation, as contemplated in the Agreement

(c)                                  Under IRS Code Section 1032, no gain or loss will be recognized by the Acquiring Fund upon the receipt of all of the assets of each Acquired Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of each Acquired Fund as contemplated in the Agreement;

(d)                                 Under IRS Code Section 362(b), the tax basis of the assets of each Acquired Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of each of the Acquired Funds immediately prior to the Reorganization;

(e)                                  Under IRS Code Section 1223(2), the holding periods of the assets of each of the Acquired Funds in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

(f)                                   Under IRS Code Section 354, no gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of all of their Acquired Fund Shares for the Acquiring Fund Shares in the Reorganization;

(g)                                  Under IRS Code Section 358, the aggregate tax basis of the Acquiring Fund Shares to be received by each of the Acquired Fund Shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by such shareholder immediately prior to the Reorganization; and

(h)                                 Under IRS Code Section 1223(1), an Acquired Fund Shareholder’s holding period for the Acquiring Fund Shares to be received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held, provided that the Acquired Fund Shareholder held the Acquired Fund Shares as a capital asset on the date of the Reorganization.

No opinion will be expressed as to (1) the effect of the Reorganization on (A) an Acquired Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, (B) any Acquired Fund shareholder or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting, or (C) an Acquired Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions, limitations and such representations as Pepper Hamilton LLP may reasonably request, and each Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations.  Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Funds may waive the conditions set forth in this paragraph 8.5.

ARTICLE IX

EXPENSES

9.1                               Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by each Acquired Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by the Adviser, the investment adviser to the Funds.  Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Acquired Fund Shareholders are residents as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1                        The Acquiring Fund and each Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2                        The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

11.1                        This Agreement may be terminated by the mutual agreement of the Acquiring Fund and an Acquired Fund. In addition, either the Acquiring Fund or an Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(a)                                 of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

(b)                                 a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

11.2                        In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Fund, an Acquired Fund, the Trust, or its Trustees or officers, to the other party, but the Adviser shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

ARTICLE XII

AMENDMENTS

12.1                        This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust; provided, however, that following the meeting of shareholders of each Acquired Fund pursuant to paragraph 6.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such Acquired Fund Shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

13.1                        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2                        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3                        This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of law provisions thereof.

13.4                        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

13.5                        With respect to the Trust, the name used in this Agreement refers respectively to the trust created and, as the case may be, the Trustees, as trustees but not individually or personally, acting under Delaware organizational documents, which are referred to and are also on file at the principal offices of the Funds. The obligations of the Funds entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of the Funds, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Funds personally, but bind only the trust property of each series, as applicable, and all persons dealing with the Acquired Funds and the Acquiring Fund must look solely to the trust’s property belonging to an Acquired Fund and the Acquiring Fund for the enforcement of any claims against such Acquired Fund and the Acquiring Fund, respectively.

IN WITNESS WHEREOF, the dually authorized officers of the Parties, including Gotham Asset Management, LLC, have signed and delivered this Agreement as of the day and year first above written.

FUNDVANTAGE TRUST, on behalf of each of its separate series reflected on Exhibit A

By:

Name:

Title:

For purposes of 9.1 only:

GOTHAM ASSET MANAGEMENT, LLC

By:

Name:

Title:

EXHIBIT A

The following chart shows (i) each Acquired Funds and (ii) the Acquiring Fund:

Acquired Fund, a series of FUNDVANTAGE TRUST	Acquiring Fund, a series of FUNDVANTAGE TRUST
Formula Investing U.S. Value 1000 Fund	Gotham Enhanced Return Fund
Formula Investing U.S. Value Select Fund	Gotham Enhanced Return Fund

EXHIBIT B

ADDITIONAL INFORMATION REGARDING ACQUIRING FUND

SHAREHOLDER INFORMATION

PRICING OF SHARES

The price of each Fund’s shares is based on its NAV.  The NAV per share of a Fund is calculated as follows:

Value of Assets Attributable to the Shares NAV= – Value of Liabilities Attributable to the Shares
Number of Outstanding Shares

Each Fund’s NAV per share is calculated once daily at the close of regular trading on the Exchange (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange is open for business).  The Exchange is generally open on Monday through Friday, except national holidays.  The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.

Each Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price.  Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price.  If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close.  Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees.  Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service.  Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.  Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share.  Foreign securities may trade on weekends or other days when a Fund does not calculate NAV.  As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund.  Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).

Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees.  The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods.  In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser.  On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee.  The Trust’s policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to each Fund’s procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets.  In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available.  Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which a Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the value of those securities as of the time a Fund’s NAV is calculated. Other events that can trigger fair valuing of foreign securities include, for example, (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations.  The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

PURCHASE OF SHARES

Shares are offered on a continuous basis by Foreside Funds Distributors LLC (the “Underwriter”) and are sold without any sales charges.  Purchase orders are effected at the NAV next computed after a Fund has received your purchase order.  Purchase orders placed through a financial intermediary will be deemed to have been received and accepted by a Fund when the financial intermediary accepts the order.

The minimum initial investment in shares of a Fund is $250,000. Additional investments in a Fund may be made in the amount of $5,000.  The minimum initial investment and additional investment requirement may be waived for persons including clients of the Adviser or its affiliates, trustees/directors, officers and employees of the Adviser and its affiliates or the Trust and their spouses, parents and children.  You may purchase shares as specified below.

Sales of a Fund’s shares are not subject to a front-end sales charge or a Rule 12b-1 fee. Shares are only available to individuals who can meet the required investment minimum and corporations or other institutions such as trusts, endowments, foundations or broker-dealers purchasing for the accounts of others. If you purchase shares through an institutional organization, you may be charged a transaction-based fee or other fee for the services of such organization.  To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

TO OPEN AN ACCOUNT

By Mail

You may purchase shares by sending a check drawn on a U.S. bank payable to a Fund along with a completed application.  If a subsequent investment is being made, the check should also indicate your account number.  When you make purchases by check, a Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 15 business days).  If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any loss or fees incurred in that transaction.  Please make sure your check is for at least $250,000.  Send the check and application to:

Regular mail:	Overnight mail:
Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940-8029	Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581-1722 (877) 974-6852

The Funds will only accept checks drawn on U.S. currency on domestic banks.  The Funds will not accept any of the following: cash or cash equivalents, money orders, traveler’s checks, cashier checks, bank checks, official checks and treasurer’s checks, payable through checks, third party checks and third party transactions.

The Funds do not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.  Please contact the Adviser at (212) 319-4100 for more information or visit www.gothamfunds.com.

By Wire

To make a same-day wire investment, call Shareholder Services toll-free at (877) 974-6852 before 4:00 p.m. Eastern time for current wire instructions. An account number will be assigned.  Please make sure your wire is for at least $250,000.  Your wire must be received by the stock market close, typically 4:00 p.m. Eastern time, to receive the day’s price per share.  Your bank may charge a wire fee.

TO ADD TO AN ACCOUNT

By Mail

Fill out an investment slip from a previous confirmation and write your account number on your check.  Please make sure your check is for at least $5,000.  Mail the slip and your check to:

Regular mail:	Overnight mail:
Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940-8029	Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581-1722 (877) 974-6852

By Wire

Please call Shareholder Services toll-free at (877) 974-6852 for current wire instructions.  The wire must be received by the stock market close, typically 4:00 p.m. Eastern time, for same day processing.  Your bank may charge a wire fee.  Please make sure your wire is for at least $5,000.

Automated Clearing House (ACH) Purchase

Current shareholders may purchase additional shares via Automated Clearing House (“ACH”).  To have this option added to your account, please send a letter to the Funds requesting this option and supply a voided check for the bank account.  Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.

You may not use ACH transactions for your initial purchase of Fund shares.  ACH purchases will be effective at the closing price per share on the business day after the order is placed.  The Funds may alter, modify or terminate this purchase option at any time.

Purchase Price

Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading on the Exchange.  Purchase orders received in good order after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.  “Good order” means that the purchase request is complete and includes all accurate required information.  Purchase requests not in good order may be rejected.

Financial Intermediaries

You may purchase shares of the Funds through a financial intermediary who may charge additional fees for other services and may require higher minimum investments or impose other limitations on buying and selling shares of the Fund.  “Financial intermediaries” include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries and any other firm having a selling, administration or similar agreement.  If you purchase shares through a financial intermediary, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests.  Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by a Fund when the financial intermediary accepts the order.  Customer orders will be priced at a Fund’s NAV next computed after they are accepted by an authorized broker or the broker’s authorized designee.  Financial intermediaries may also designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf.  Consult your investment representative for specific information or visit www.gothamfunds.com.

It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

Other Payments by the Funds.  The Funds may also enter into agreements with “financial intermediaries” pursuant to which the Funds will pay the financial intermediary for administrative, networking, recordkeeping and sub-transfer agency, including the maintenance of “street name” or omnibus accounts.  Such payments to financial intermediaries may, in part, be made in recognition of the transfer agency costs avoided by a Fund as a result of the financial intermediaries’ maintenance of customer accounts or in recognition of the services provided by financial intermediaries to shareholders investing through mutual fund platforms.  Payments made pursuant to such agreements are generally based on either: (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) a fixed dollar amount for each account serviced by such financial intermediary.  Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 or shareholder service fees the financial intermediary may also be receiving.  From time to time, the Adviser or its affiliates may pay a portion of the fees for these services at its or their own expense and out of its or their past profits.  These payments may be material to financial intermediaries relative to other compensation paid by a Fund and/or the

Underwriter, the Adviser and their affiliates.  The payments described above may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts.  The financial intermediaries are not audited by the Funds, the Adviser or its service providers to determine whether such intermediary is providing the services for which they are receiving such payments.  The aggregate amount of these payments may be substantial.

Other Payments by the Adviser. The Adviser and, from time to time, affiliates of the Adviser may also, at their own expense and out of their past profits, provide additional cash payments to financial intermediaries who sell shares of the Funds.  These additional cash payments are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including administrative, networking and sub-transfer agency fees) payable to a financial intermediary which are disclosed elsewhere in this prospectus.  These additional cash payments are generally made to financial intermediaries that provide sub-accounting, sub-transfer agency, shareholder or administrative services or marketing support.  Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of a Fund on a sales list, including a preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Adviser or its affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of a Fund’s shares in communications with a financial intermediaries’ customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of a Funds shares.  These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.  The Adviser and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on the dollar amount of shares sold.

The amount and value of additional cash payments vary for each financial intermediary.  The additional cash payment arrangement between a particular financial intermediary and the Adviser or its affiliates may provide for increased rates of compensation as the dollar value of a Fund’s shares or particular class of shares sold or invested through such financial intermediary increases.  The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend a Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid.  You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser.

Although the Funds may use financial firms that sell the Funds’ shares to effect portfolio transactions for the Funds, the Funds and the Adviser will not consider the sale of a Fund’s shares as a factor when choosing financial firms to effect those transactions.

For more information about these additional cash payments made to financial intermediaries, please refer to the section entitled “Additional Compensation to Financial Intermediaries” located in the Gotham Fund SAI.

Rights Reserved by the Funds

The Funds reserve the right to:

•                                          reject any purchase order;

•                                          suspend the offering of shares;

•                                          vary the initial and subsequent investment minimums;

•                                          waive the minimum investment requirement for any investor; and

•                                          redeem accounts with balances below the minimum after 30 days’ written notice.

Market Timing and Frequent Trading Policy

The Funds discourage frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position.  The Funds are not designed to accommodate market timing or short-term trading.  Frequent or excessive trades into or out of a Fund in an effort to anticipate changes in market prices of the Fund’s investment portfolio is generally referred to as “market timing.”  Market timing can adversely impact the ability of the Adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund.  These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs.  Specifically, frequent trading may result in a Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances and trading in portfolio securities, each of which may increase expenses and decrease performance.  This occurs when market timers attempt to trade Fund shares when the NAV of a Fund does not reflect the value of the underlying portfolio securities.

To deter market timing and to minimize harm to a Fund and its shareholders, each Fund (i) charges a redemption fee of 1.00% on shares redeemed within ninety (90) days of purchase, and (ii) reserves the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons a Fund believes are engaging in similar trading activity that, in the judgment of the Funds or the Adviser, may be disruptive to the Funds.  The Funds will not be liable for any loss resulting from rejected purchase orders.  No waivers of the provisions of this policy established to detect and deter marking timing and other excessive trading activity are permitted that would harm the Funds and its shareholders or would subordinate the interests of the Funds and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

The Funds’ Chief Compliance Officer (“CCO”) reviews on an as-needed basis, as determined by the CCO in coordination with the Adviser and other service providers, available information related to the trading activity in the Funds in order to assess the likelihood that the Funds may be the target of market timing or similar trading practices.  If, in its judgment, a Fund or the Adviser detects excessive, short-term trading, such Fund may reject or restrict a purchase request and may further seek to close an investor’s account with such Fund.  The Funds may modify their procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances.  Each Fund will apply its procedures in a manner that, in the Fund’s judgment, will be uniform.

There is no guarantee that the Funds or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

In order for a financial intermediary to purchase shares of a Fund for an “omnibus” account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent.  These agreements require each financial intermediary to provide a Fund access, upon request, to information about underlying shareholder transaction activity in these accounts.  If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an “omnibus” account, in nominee name or on behalf of another person.  If necessary, a Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in a Fund. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by a Fund. If a financial intermediary fails to enforce a Fund’s excessive trading policies, such Fund may take certain actions, including terminating the relationship.

REDEMPTION OF SHARES

You may “redeem” or sell your shares on any day the Exchange is open, either directly through the Funds’ transfer agent, BNY Mellon Investment Servicing, or through your broker-dealer.  The price you receive will be the NAV next calculated after receipt of the request in good order.  “Good order” means that the redemption request is complete and includes all accurate required information including any medallion signature guarantees, if necessary.  The Fund charges a redemption fee of 1.00% on proceeds of shares redeemed within 90 days following their acquisition (see “Redemption Fee”).

Redemption Fee

Each Fund charges a redemption fee of 1.00% on proceeds redeemed within 90 days following their acquisition.  The redemption fee will be calculated as a percentage of the NAV of total redemption proceeds.  Those shares held the longest will be treated as being redeemed first and the shares held shortest as being redeemed last.  The fee will be paid directly to a Fund from which the shares are redeemed or exchanged and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of such Fund.  This redemption fee is not intended to accommodate short-term trading and the Fund will monitor the assessment of redemption fees against your account.

The 1.00% redemption fee will not be charged on the following transactions:

1.                                      Redemptions on shares held through retirement plans (including, without limitation, those maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code of 1986, as amended (the “Code”) and nonqualified plans), unless the plan has the systematic capability of assessing the redemption fee at the participant or individual account level;

2.                                      Redemptions requested following (a) the death of a shareholder, or (b) the post-purchase “disability” or “hardship” (as such terms are defined by the Code or the rules and regulations thereunder) of the shareholder or as required by law (i.e., a divorce settlement) provided that such death, disability, hardship or other event (i.e., divorce settlement) occurs after the shareholder’s account was established with the Fund;

3.                                      Redemptions initiated by a Fund (e.g., for failure to meet account minimums, to pay account fees funded by share redemptions, in the event of the liquidation of such Fund);

4.                                      Shares acquired through the reinvestment of distributions (dividends and capital gains);

5.                                      Redemptions in omnibus accounts where redemptions cannot be tracked to the individual shareholder;

6.                                      Redemptions by certain funds of funds and certain comprehensive fee programs, such as wrap fee accounts and automated rebalancing or asset allocation programs offered by financial intermediaries; and

7.                                      Redemptions for systematic withdrawal plans.

All orders to sell shares of one fund advised by the Adviser and purchase shares of another fund advised by the Adviser will be subject to any redemption fee applicable to the shares sold and any holding period and redemption fee applicable to the shares purchased.

Redemption Policies

Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared.  A Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when: (1) trading on the Exchange is restricted or the Exchange is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of a Fund’s shareholders or (3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.  A Fund will automatically redeem shares if a purchase check is returned for insufficient funds and the shareholder’s account will be charged for any loss.  The Funds reserve the right to reject any third party check.  The Trust reserves the right to make a “redemption in kind” payment in portfolio securities rather than cash.

TO REDEEM FROM YOUR ACCOUNT

By Mail

To redeem your shares by mail:

•                                          Write a letter of instruction that includes the name of the applicable Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

•                                          Include all signatures and any additional documents that may be required.

•                                          Mail your request to:

Regular mail:	Overnight mail:
Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 9829 Providence, RI 02940-8029	Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing 4400 Computer Drive Westborough, MA 01581-1722 (877) 974-6852

•                                          A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days.

•                                          The Funds may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.

•                                          The Funds requires a medallion signature guarantee if the written redemption exceeds $50,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record.

By Telephone

To redeem your shares by telephone, call toll-free (877) 974-6852.  The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the pre-designated bank account on the fund account.  To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent medallion signature guaranteed request in writing to add this service to your account.  The Funds and BNY Mellon Investment Servicing reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner.  BNY Mellon Investment Servicing has established security procedures to prevent unauthorized account access.  Neither the Funds nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine.  The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Fund or BNY Mellon Investment Servicing.

By Wire

In the case of redemption proceeds that are wired to a bank, a Fund transmits the payment only on days that the commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction.  The Funds and BNY Mellon Investment Servicing will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System.  Each Fund reserves the right to refuse a wire redemption if it is believed advisable to do so.  If you redeem your shares by wire transfer, BNY Mellon Investment Servicing charges a fee (currently $10.00) for each wire redemption.  You may also have your redemption proceeds sent to your bank via ACH.  BNY Mellon Investment Servicing does not charge for this service, however please allow 2 to 3 business days for the transfer of money to reach your banking institution.

In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions.  You may change the account that you have designated to receive amounts redeemed at any time.  Any request to change the account designated to receive redemption proceeds should be accompanied by a medallion signature guarantee.  A signature and a medallion signature guarantee are required for each person in whose name the account is registered.  Further documentation may be required for a redemption request or to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.

Selling Recently Purchased Shares

If you wish to sell shares that were recently purchased by check, a Fund may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear.  The Funds reserve the right to reject any redemption request for shares recently purchased by check that has not cleared, and a Fund may require that a subsequent request be submitted.  A Fund may charge a redemption fee of 1.00% on proceeds redeemed within 90 days following their acquisition (see “Redemption of Shares - Redemption Fee”).

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in a Gotham Fund for shares in another Gotham Fund, up to four times per year, and not more frequently than once in any month.  An exchange means that you purchase shares of a Fund using the proceeds from the simultaneous redemption of your shares in another Fund.  Redemption and purchase of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your exchange request.  An exchange will be treated as a sale for Federal income tax purposes.  See “More Information about Taxes” for a discussion of the tax consequences of an exchange of shares in one fund for shares in a different fund.

Exchange transactions will be subject to the minimum initial investment and other requirements of the particular Fund into which the exchange is made. Unless a waiver of the minimum account balance has been granted, an exchange may not be made if the exchange would leave a balance of less than a Fund’s minimum investment requirement for a new account.  Exchange transactions will be subject to a Fund’s redemption fee of 1.00% on proceeds redeemed within 90 days following their acquisition, whether acquired through purchase or exchange (with the exception of shares acquired through the reinvestment of dividends and/or capital gain distributions).

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege, which may potentially disrupt the management of a Fund and increase transaction costs, the Funds have established that shareholders are entitled to four (4) exchange redemptions per year, and not more frequently than once in any month.   Notwithstanding the foregoing, the Funds reserve the right to reject any purchase request (including exchange purchases from another Fund) that is deemed to be disruptive to efficient portfolio management.

To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. The Funds may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification.

TRANSACTION POLICIES

Timing of Purchase or Sale Requests

All requests received in good order by BNY Mellon Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day’s NAV.  Orders received after the close of regular trading of the Exchange will be executed the following day, at that day’s NAV.  All investments must be in U.S. dollars.  Purchase and redemption orders are executed only on days when the Exchange is open for trading.  If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.

New York Stock Exchange Closings

The Exchange is typically closed for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Investments through Financial Intermediaries/Nominees

If you invest through a financial intermediary or nominee, such as a broker-dealer or financial adviser (rather than directly through a Fund), the policies and fees may be different than those described here.  Financial intermediaries and nominees may charge transaction fees and set different minimum investments or limitations or procedures on buying or selling shares.  It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to a Fund.  You will not be charged any additional fees by a Fund (other than those described in this prospectus) if you purchase or redeem shares of a Fund directly through such Fund’s transfer agent, BNY Mellon Investment Servicing.

Account Minimum

You must keep at least $100,000 worth of a Fund’s shares in your account to keep the account open.  If, after giving you 30 days’ prior written notice, your account value is still below $100,000 due to your redemptions (not including market fluctuations), a Fund may redeem your shares and send you a check for the redemption proceeds. The account minimum may be waived for persons including clients of the Adviser or its affiliates, trustees/directors, officers and employees of the Adviser and its affiliates or the Trust and their spouses, parents and children, and former Class A shareholders of the Formula Funds that acquired their shares of the Gotham Enhanced Return Fund as a result of the Formula Funds’ reorganization.

Medallion Signature Guarantees

The Funds may require additional documentation for the redemption of corporate, partnership or fiduciary accounts or medallion signature guarantees for certain types of transfer requests or account registration changes.  A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record. When a Fund requires a signature guarantee, a medallion signature must be provided.  A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association.  The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (MSP).  Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted.  Please call Shareholder Services toll-free at (877) 974-6852 for further information on obtaining a proper signature guarantee.

Customer Identification Program

Federal law requires a Fund to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with a Fund.  Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted.  After acceptance, to the extent permitted by applicable law or its customer identification program, the Funds reserve the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in a Fund, or to involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified.  A Fund and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

Other Documents

Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization.  For further information, please call Shareholder Services toll-free at (877) 974-6852.

SHAREHOLDER SERVICES

Your Account

If you have questions about your account, including purchases, redemptions, and distributions, call Shareholder Services from Monday through Friday, 9:00 a.m. to 5:00 p.m., Eastern time.  Call toll-free at (877) 974-6852.

Account Statements

The Funds provide you with these helpful services and information about your account:

•                                          a confirmation statement after every transaction;

•                                          monthly account statements reflecting transactions made during the month;

•                                          an annual account statement reflecting all transactions for the year; and

•                                          tax information, after the end of each year, a copy of which will also be filed with the Internal Revenue Service (“IRS”), if necessary.

Financial statements with a summary of portfolio composition and performance will be mailed at least twice a year.

The Funds provide the above shareholder services without charge, but may charge for special services such as requests for historical transcripts of accounts.

Delivery of Shareholder Documents

To reduce expenses, the Funds mail only one copy of their prospectus and each annual and semi-annual report to those addresses shared by two or more accounts.  If you wish to receive individual copies of these documents, please call toll-free at (877) 974-6852 or, if your shares are held through a financial institution, please contact the financial institution directly.  A Fund will begin sending you individual copies within 30 days after receiving your request.

DISTRIBUTIONS

Dividends from net investment income and distributions of net capital gain, if any, are declared and paid annually to you.  The Fund will distribute net realized gains from foreign currency transactions, if any, after the end of the fiscal year in which the gain was realized.  The amount of any distribution will vary and there is no guarantee that the Fund will pay either a dividend or a capital gain distribution.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased).  All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash.  Shares become entitled to receive distributions on the day after the shares are issued.  If you invest in the Fund shortly before the ex-dividend date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

MORE INFORMATION ABOUT TAXES

The tax information in this prospectus is provided for general information purposes only and should not be considered as tax advice or relied on by a shareholder or prospective investor.

General.  The Funds intend to qualify annually to be treated as a regulated investment company (a “RIC”) under the Code.  As such, the Funds will not be subject to federal income taxes on the earnings it distributes to shareholders provided it satisfies certain requirements and restrictions of the Code one of which is to distribute to its shareholders substantially all of its income and gains each year. If for any taxable year a Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and thus will be subject to tax on a graduated basis with a minimum tax rate of 35%; and (2) distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the dividends-received deduction for corporate shareholders and the non-corporate shareholder long-term capital gain rate for “qualified dividend income” and ordinary rates for all other distributions, except for those treated as a return of capital.

Distributions. The Funds will make distributions to you that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time a Fund holds its assets).  The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation.  Distributions are taxable whether you reinvest such distributions in additional shares of the Fund or choose to receive cash.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding a purchase of Fund shares shortly before the Fund makes a distribution, because  doing so can cost you money in taxes and the cost of the shares. This is known as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received—even if you reinvest it in more shares. To avoid “buying a dividend,” check the Fund’s distribution schedule before you invest.

Ordinary Income. Net investment income, except for qualified dividends, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.  Certain dividends distributed to non-corporate shareholders and designated by a Fund as “qualified dividend income” are eligible for the long-term capital gains tax rate.  After January 1, 2013, the long-term capital gains tax rate is 20% for non-corporate shareholders with taxable income in excess of $400,000 ($450,000 if married and filing jointly) and 15% (0% for non-corporate shareholders in lower income tax brackets) for non-corporate shareholders with taxable income of less than the threshold amounts.  Short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains (based on a Fund’s holding period) for federal income tax purposes regardless of how long you have held your Fund shares.

Sale or Exchange of Shares.  It is a taxable event for you if you sell shares of a Fund or exchange shares of a Fund for shares of another Fund.  Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction.  Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you held the shares of the Fund as a capital asset.  The capital gain will be long-term or short-term depending on how long you have held your shares in the Fund.  Sales of shares of a Fund that you have held for twelve months or less will be a short-term capital gain or loss and if held for more than twelve months will constitute a long-term capital gain or loss.  Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of tax-exempt interest dividends, if any, received by the shareholder with respect to such shares.

Return of Capital. If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Medicare Contribution Tax.  Under current law, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on net investment income including interest (excluding tax-exempt interest), dividends, and capital gains.  If applicable, the tax will be imposed on the lesser of your (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly).

Backup Withholding.  A Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding.  The current backup withholding rate is 28%.

State and Local Income Taxes.  This Prospectus does not discuss the state and local tax consequences of an investment in a Fund.  You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.

Non-U.S. Shareholders.  Non-U.S. shareholders may be subject to U.S. tax as a result of an investment in a Fund.  Beginning July 1, 2014, the Funds will be required to withhold 30% tax on certain payments made to foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.  This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in a Fund.  Accordingly, non-U.S. shareholders are urged and advised to consult their own tax advisers as to the U.S. and foreign country tax consequences of an investment in a Fund.

Basis Reporting and Holding Periods.  A shareholder is responsible for tracking the tax basis and holding periods of the shareholder’s shares in a Fund for federal income tax purposes.  However, RICs, such as the Funds, must report cost basis information to you and the Internal Revenue Service when a shareholder sells or exchanges shares that are not in a tax deferred retirement account. The Funds will permit shareholders to elect from among several IRS accepted cost basis methods.

Statements and Notices. You will receive an annual statement outlining the tax status of your distributions.  You may also receive written notices of certain foreign taxes and distributions paid by a Fund during the prior taxable year.

This section is only a summary of some important income tax considerations that may affect your investment in a Fund.  More information regarding these considerations is included in the Gotham Fund SAI.  You are urged and advised to consult your own tax adviser regarding the effects of an investment in a Fund on your tax situation.

STATEMENT OF ADDITIONAL INFORMATION

December 20, 2013

Acquisition of Assets of

FORMULA INVESTING U.S. VALUE  1000 FUND
CLASS A TICKER:  FVVAX

CLASS I TICKER: FNSIX

AND

FORMULA INVESTING U.S. VALUE SELECT FUND

CLASS A TICKER: FNSAX

CLASS I TICKER: FNAIX

By and In Exchange For Shares of

GOTHAM ENHANCED RETURN FUND

INSTITUTIONAL CLASS TICKER:  GENIX

each, a series of

FUNDVANTAGE TRUST

30 Bellevue Parkway

Wilmington, DE  19809

(877) 974-6852

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated December 20, 2013, relating specifically to the proposed transfer of the assets and liabilities of Formula Investing U.S. Value 1000 Fund and Formula Investing U.S. Value Select Fund (each, an “Acquired Fund” and together, the “Acquired Funds”) to Gotham Enhanced Return Fund (the “Acquiring Fund,” and together with the Acquired Funds, the “Funds”), each a series of FundVantage Trust, in exchange for shares of beneficial interest of the Acquiring Fund (to be issued to holders of shares of each Acquired Fund).  A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to the Trust at the telephone number or address set forth above.  The transfer is to occur pursuant to an Agreement and Plan of Reorganization.

Table of Contents

GENERAL INFORMATION	2

INCORPORATION BY REFERENCE	2

PRO FORMA FINANCIAL STATEMENTS	3

i

General Information

This SAI and the Prospectus/Proxy Statement relate to the following:  (a) the transfer of the assets and the liabilities, as set forth in the Agreement and Plan of Reorganization, of each of the Formula Investing U.S. Value 1000 Fund and Formula Investing U.S. Value Select Fund (each, an “Acquired Fund” and together, the “Acquired Funds”), to the Gotham Enhanced Return Fund (the “Acquiring Fund,” and together with the Acquired Funds, the “Funds”) in exchange for shares of the Acquiring Fund; (b) The pro-rata distribution of such shares to the shareholders of each Acquired Fund; and (c) liquidation and termination of each Acquired Fund. Shareholders of Class A shares and Class I shares of each Acquired Fund will receive Institutional Class shares of the Acquiring Fund (collectively, the “Reorganizations”).

Acquired Funds and Share Classes	Acquiring Fund and Corresponding Share Classes
Formula Investing U.S. Value 1000 Fund Class A Class I	Gotham Enhanced Return Fund Institutional Class Institutional Class
Formula Investing U.S. Value Select Fund Class A Class I	Gotham Enhanced Return Fund Institutional Class Institutional Class

Each Fund is a series of  FundVantage Trust (the “Trust”).  Further information is included in the Prospectus/Proxy Statement and in the documents listed below, which are incorporated by reference into this SAI.

Incorporation by Reference

This SAI incorporates by reference the following documents:

(1)                                 SAI of the Trust, with respect to the Acquiring Fund, dated September 1, 2013, (previously filed on EDGAR, Accession No. 0001104659-13-067770).

(2)                                 SAI of the Trust, with respect to the Acquired Funds, dated September 1, 2013 (previously filed on EDGAR, Accession No. 0001104659-13-066732).

(3)                                 The audited financial statements and related reports of the independent registered public accounting firm included in the Annual Report of the Trust, with respect to the Acquired Funds, for the fiscal year ended April 30, 2013 (previously filed on EDGAR, Accession No. 0001193125-13-282534). No other parts of the Annual Report are incorporated herein by reference.

(4)                                 The unaudited financial statements included in the Semi-Annual Report of the Trust with respect to the Funds, for the six-month period ended October 31, 2013 (previously filed on EDGAR, Accession No. 0001193125-13-470010). No other parts of the Semi-Annual Report are incorporated herein by reference.

2

Pro Forma Financial Information

Formula Investing U.S. Value 1000 Fund

Formula Investing U.S. Value Select Fund

Gotham Enhanced Return Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganizations had been consummated. These pro forma numbers have been estimated in good faith based on information regarding each Acquired Fund and the Acquiring Fund for the six-month period ended October 31, 2013. The unaudited pro forma financial information should be read in conjunction with the semi-annual shareholder reports of the Acquired Funds and the Acquiring Fund dated October 31, 2013.

Narrative Description of the Pro Forma Effects of the Reorganizations

The unaudited pro forma information for the six-month period beginning May 1, 2013 (commencement of the Acquiring Fund’s operations) and ending October 31, 2013, has been prepared to give effect to the proposed Reorganizations of each of the Acquired Funds into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as if they had been consummated on November 1, 2013. No Reorganization is contingent upon any other Reorganization.

Table 1—Reorganizations

Acquired Funds	Acquiring Fund
Formula Investing U.S. Value 1000 Fund (“Value 1000 Fund”)	Gotham Enhanced Return Fund
Formula Investing U.S. Value Select Fund (“Value Select Fund”)	Gotham Enhanced Return Fund

Basis of Pro Forma Financial Information

In October 2013, the Board of Trustees of the Acquired Funds approved the Plan. Pursuant to the Plan, and subject to shareholder approval, each Acquired Fund will transfer all of its assets to Acquiring Fund in exchange for shares of Acquiring Fund (“Acquiring Shares”) and Acquiring Fund will assume the liabilities of each Acquired Fund. Acquired Fund shareholders will receive Institutional Class Shares  of the Acquiring Funds indicated in Table 2 below. The Acquiring Fund will issue Acquiring Fund Shares with an aggregate net asset value equal to the aggregate value of the net assets that it receives from the corresponding Acquired Fund, as determined pursuant to the terms of the Plan. All Acquiring Fund Shares delivered to the Acquired Fund will be delivered at net asset value without a sales load, commission or other similar fee being imposed. Immediately following the transfer, the Acquiring Fund Shares received by each Acquired Fund will be distributed pro rata, on what is expected to be a tax-free basis for US federal income tax purposes, to the shareholders of the Acquired Funds in proportion to their holdings of shares of an Acquired Fund.

Under U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the surviving entity for pre-reorganization periods will not be restated. The Acquiring Fund will be the accounting survivor of the Reorganizations for financial statement purposes. All securities held by an Acquired Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at October 31, 2013.

Table 2—Reorganization Shares

Acquired Fund Shares	Reorganization Shares	Number of Reorganization Shares Issued (as of October 31, 2013)
Formula Investing U.S. Value 1000 Fund	Gotham Enhanced Return Fund
Class A Shares	Institutional Class Shares	5,819,506
Formula Investing U.S. Value Select Fund	Gotham Enhanced Return Fund
Class A Shares	Institutional Class Shares	21,623,279
Class I Shares	Institutional Class Shares	8,105,328

3

Table 3—Acquired Funds’ and Acquiring Fund’s Net Assets as of October 31, 2013

The Table below shows the net assets of each Acquired Fund, Acquiring Fund and the Pro Forma combined net assets assuming all reorganizations are completed as of October 31, 2013.

Acquired Fund’s Net Assets	Acquiring Fund’s (Gotham Enhanced Return Fund) Net Assets	Pro Forma Combined Net Assets
Value 1000 Fund
$64,887,497	$84,749,398	$149,636,895
Value Select Fund
$331,473,969	$84,749,398	$416,223,367
Value 1000 Fund and Value Select Fund
$396,361,466	$84,749,398	$481,110,864

Pro Forma Adjustments

The table below reflects adjustments to expenses needed in order to present the pro forma combined funds as if each Reorganization had taken place on November 1, 2013. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Funds and Acquiring Fund, and have been prepared in accordance with U.S. generally accepted accounting principles, which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Value 1000 Fund into Gotham Enhanced Return Fund (Acquiring Fund)

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$366,952
Accounting, custody and administration fees (2)	(53,726)
Transfer agent fees (3)	(12,199)
Professional fees (4)	(12,735)
Trustee fees	0
Distribution fees (5)	(73,391)
Miscellaneous fees (6)	(11,929)
Fee waivers/reimbursements (7)	(41,204)

(1)         The advisory fees have been adjusted to reflect the advisory fee rate of the Acquiring Fund to be implemented at the closing of the reorganization based on pro forma combined net assets.

(2)         Administrative fees were adjusted to eliminate duplicative costs of administering separate funds pursuant to the accounting, custody, and administrative services agreement.

(3)         Transfer agent fees were adjusted to eliminate duplicative costs of administering separate funds pursuant to the transfer agency services agreement.

(4)         Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(5)         Distribution fees have been eliminated to reflect the distribution fees of the Acquiring Fund.

(6)         Miscellaneous fees were reduced to eliminate the effects of duplicative fees for other services.

(7)         Adjustment reflects the aggregate (increase) decrease in expense reimbursements and/or waivers by the advisor, Gotham Asset Management, LLC.

Value Select Fund into Gotham Enhanced Return Fund (Acquiring Fund)

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$1,558,523
Accounting, custody and administration fees (2)	(29,166)
Transfer agent fees (3)	(30,500)
Professional fees (4)	(12,381)
Trustee fees	0
Distribution fees (5)	(248,227)
Miscellaneous fees (6)	(24,318)
Fee waivers/reimbursements (7)	(35,424)

(1)         The advisory fees have been adjusted to reflect the advisory fee rate of the Acquiring Fund to be implemented at the closing of the reorganization based on pro forma combined net assets.

(2)         Administrative fees were adjusted to eliminate duplicative costs of administering separate funds pursuant to the accounting, custody, and administrative services agreement.

(3)         Transfer agent fees were adjusted to eliminate duplicative costs of administering separate funds pursuant to the transfer agency services agreement.

(4)         Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(5)         Distribution fees have been eliminated to reflect the distribution fees of the Acquiring Fund.

(6)         Miscellaneous fees were reduced to eliminate the effects of duplicative fees for other services.

(7)         Adjustment reflects the aggregate (increase) decrease in expense reimbursements and/or waivers by the advisor, Gotham Asset Management, LLC.

4

Value 1000 Fund and Value Select Fund into Gotham Enhanced Return Fund (Acquiring Fund)

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$1,925,475
Accounting, custody and administration fees (2)	(79,073)
Transfer agent fees (3)	(45,500)
Professional fees (4)	(25,116)
Trustee fees	0
Distribution fees (5)	(321,668)
Miscellaneous fees (6)	(38,580)
Fee waivers/reimbursements (7)	56,478

(1)         The advisory fees have been adjusted to reflect the advisory fee rate of the Acquiring Fund to be implemented at the closing of the reorganization based on pro forma combined net assets.

(2)         Administrative fees were adjusted to eliminate duplicative costs of administering separate funds pursuant to the accounting, custody, and administrative services agreement.

(3)         Transfer agent fees were adjusted to eliminate duplicative costs of administering separate funds pursuant to the transfer agency services agreement.

(4)         Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(5)         Distribution fees have been eliminated to reflect the distribution fees of the Acquiring Fund.

(6)         Miscellaneous fees were reduced to eliminate the effects of duplicative fees for other services.

(7)         Adjustment reflects the aggregate (increase) decrease in expense reimbursements and/or waivers by the advisor, Gotham Asset Management, LLC.

Accounting Policy

No significant accounting policies will change as a result of the Reorganizations, specifically, policies regarding valuation of portfolio securities or Subchapter M of the Internal Revenue Code of 1986, as amended the (“Code”). The Funds have elected to be treated as a regulated investment company under Subchapter M of the Code and operate in accordance with the requirements thereof.

Reorganization Costs

The cost of solicitation related to the Reorganizations, including any costs directly associated with preparing, filing, printing and distributing to the shareholders of each Acquired Fund all materials relating to the soliciting of shareholder votes as well as the conversion costs associated with the Reorganizations will be borne by the Acquired Funds’ and Acquiring Fund’s investment adviser. Although each Acquired Fund and the Acquiring Fund have identical investment objectives and similar investment strategies, it is expected that a portion of the securities held by the Acquired Funds may be sold in order to align the Acquired Funds’ portfolios with the Acquiring Fund’s investment strategy. The estimated brokerage costs anticipated to be incurred in connection with the sale of such securities are expected to be $6,500 for the Value 1000 Fund and $45,000 for the Value Select Fund.

Capital Loss Carryforwards

As of April 30, 2013, neither the Acquired Funds nor the Acquiring Fund had any capital loss carryovers.  For information regarding capital loss carryovers of the Acquired Funds and Acquiring Fund, see the “Federal Income Tax Consequences” section of the Prospectus/Proxy Statement.

5

PART C

OTHER INFORMATION

Item 15.                                                 Indemnification.

The Registrant’s Amended and Restated Agreement and Declaration of Trust (the “Declaration”) and by-laws provide, among other things, that the trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, investment adviser or distributor of the Registrant, nor shall any trustee be responsible for the act or omission of any other trustee, and the Registrant out of its assets may indemnify and hold harmless each trustee and officer of the Registrant from and against any and all claims, demands, costs, losses, expenses and damages whatsoever arising out of or related to such trustee’s performance of his or her duties as a trustee or officer of the Registrant; provided that the trustees and officers of the Registrant shall not be entitled to an indemnification or held harmless if such liabilities were a result of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. (See Article 5 and 9 of the Declaration which has been incorporated by reference herein as Exhibit 1(a)(i) and the Registrant’s By-Laws which have been incorporated by reference herein as Exhibit 2.

Each Investment Advisory Agreement with Cutwater, Lateef, WHV, Pemberwick, Private Capital, Estabrook, AMG, Polen, DuPont Capital, Gotham, Timberline, EIC, Boston Advisors, Heitman, Origin, EquityCompass, Sirios, BRAM and Mount Lucas (as such terms are defined below) provides, among other things, that an investment adviser shall not be liable for any loss suffered by the Registrant with respect to its duties under the agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the investment adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement (“disabling conduct”). In addition, the Registrant has agreed to indemnify an investment adviser against and hold it harmless from any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action or suit not resulting from disabling conduct by the investment adviser. (See Investment Advisory Agreements which have been incorporated by reference herein as Exhibits 6(a)-(d), 6(f)-(h), 6(j)-(s) and 6(u)-(w).)

The Sub-Advisory Agreement made by and among the Registrant, WHV and Hirayama (as such terms are defined below) provides, among other things, that Hirayama will not be liable for any loss suffered by the Registrant or WHV with respect to its duties under the agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Hirayama in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement (“disabling conduct”). In addition, the Registrant has agreed to indemnify Hirayama against and hold it harmless from any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action or suit not resulting from disabling conduct by Hirayama. (See the Sub-Advisory Agreement which has been incorporated by reference herein as Exhibit 6(e).)

The Sub-Advisory Agreement by and between Pemberwick and JPMIM (as such terms are defined below) provides, among other things, that Pemberwick indemnifies JPMIM for, and will hold it harmless against any losses to which JPMIM may become subject as a direct result of such agreement or JPMIM’s performance of its duties thereunder; provided, however, that nothing contained herein shall require that JPMIM be indemnified for losses that resulted from JPMIM’s willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Advisory Agreement. (See the Sub-Advisory Agreement which has been incorporated by reference herein as Exhibit 6(i).)

The Sub-Advisory Agreement made by and among the Registrant, WHV and Seizert (as such terms are defined below) provides, among other things, that Seizert will not be liable for any loss suffered by the Registrant or WHV with respect to its duties under the agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Seizert in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement (“disabling conduct”). In addition, the Registrant has agreed to indemnify Seizert against and hold it harmless from any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action or suit not resulting from disabling conduct by Seizert. (See the Sub-Advisory Agreement which has been incorporated by reference as Exhibit 6(t).)

The Underwriting Agreement with Foreside Funds Distributors LLC (the “Underwriter”) provides, among other things, that the Registrant will indemnify, defend and hold harmless the Underwriter and its affiliates and their respective directors, trustees, officers, agents and employees from all claims, suits, actions, damages, losses, liabilities, obligations, costs and reasonable expenses (including attorneys’ fees and court costs, travel costs and other reasonable out-of-pocket costs related to dispute resolution) arising directly or indirectly from (a) any action or omission to act by any prior service provider of the Registrant, and (b) any action taken or omitted to be taken by the Underwriter in connection with the provision of services to the Registrant except that the Underwriter shall be liable for any damages arising out of its failure to perform its duties under the agreement to the extent such damages arise out of the Underwriter’s willful misfeasance, bad faith, negligence or reckless disregard of such duties. (See the Underwriting Agreement which has been incorporated by reference herein as Exhibit 7(a)(i) through 7(a)(v).)

Item 16.	Exhibits.

(1)(a)(i)

Amended and Restated Agreement and Declaration of Trust was filed with the Securities and Exchange Commission (“SEC”) as exhibit 28(a)(i) to the Registrant’s Post-Effective Amendment No. 57 to the Registration Statement on May 18, 2012 (“PEA No. 57”) and is incorporated herein by reference.

(1)(a)(ii)

Certificate of Trust was filed with the SEC as exhibit 23(a)(ii) to the Registrant’s Initial Registration Statement on Form N-1A on March 7, 2007 (the “Initial Registration Statement”) and is incorporated herein by reference.

(1)(a)(iii)

Amended and Restated Schedule A to Amended and Restated Agreement and Declaration of Trust was filed with the SEC as exhibit 28(a)(iii) to the Registrant’s Post-Effective Amendment No. 84 to the Registration Statement on September 26, 2013 (“PEA No. 84”) and is incorporated herein by reference.

(2)	By-Laws were filed with the SEC as exhibit 23(b) to the Initial Registration Statement and are incorporated herein by reference.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization is attached as Exhibit C to the Proxy Statement/Prospectus contained in this Registration Statement.

(5)	See Articles 3, 7 and 8 of the Agreement and Declaration of Trust filed as exhibit 23(a)(i) to the Initial Registration Statement.

(6)(a)

Form of Investment Advisory Agreement with Cutwater Investor Services Corp. (“Cutwater”) for the Cutwater High Yield Fund, Cutwater Multi-Sector Inflation Protection Fund, and Cutwater Municipal Bond Inflation Protection Fund was filed with the SEC as exhibit 28(d)(i) to the Registrant’s Post-Effective Amendment No. 27 to the Registration Statement filed with the SEC on June 30, 2010 (“PEA No. 27”) and is incorporated herein by reference.

(6)(b)

Investment Advisory Agreement with Lateef Investment Management, L.P. (“Lateef”) dated April 23, 2013 was filed with the SEC as exhibit 28(d)(ii) to the Registrant’s Post-Effective Amendment No. 73 to the Registration Statement on June 28, 2013 and is incorporated herein by reference.

(6)(c)(i)	Investment Advisory Agreement with WHV Investment Management, Inc. (formerly Wentworth, Hauser and Violich, Inc.) (“WHV”) dated December 17, 2008 was filed as exhibit 28(d)(v) to the

Registrant’s Post-Effective Amendment No. 42 to the Registration Statement filed with the SEC on February 8, 2011 (“PEA No. 42”) and is incorporated herein by reference.

(6)(c)(ii)

Form of Amended and Restated Schedule A and B to the Investment Advisory Agreement with WHV was filed with the SEC as exhibit 28(d)(iii) to the Registrant’s Post-Effective Amendment No. 72 to the Registration Statement on June 27, 2013 (“PEA No. 72”) and is incorporated herein by reference.

(6)(d)

Investment Advisory Agreement with Pemberwick Investment Advisors LLC (“Pemberwick”) dated January 31, 2010 was filed with the SEC as exhibit 28(d)(vi) to the Registrant’s Post-Effective Amendment No. 19 to the Registration Statement filed with the SEC on April 8, 2010 (“PEA No. 19”) and is incorporated herein by reference.

(6)(e)

Sub-Advisory Agreement made by and among the Registrant, WHV and Hirayama Investments, LLC (“Hirayama”) dated December 17, 2008 was filed with the SEC as exhibit 23(d)(vi) to the Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on July 23, 2009 (“PEA No. 12”) and is incorporated herein by reference.

(6)(f)(i)

Investment Advisory Agreement with Private Capital Management, L.P. (“Private Capital”) dated May 27, 2010 was filed with the SEC as exhibit 28(d)(viii) to PEA No. 27 and is incorporated herein by reference.

(6)(f)(ii)	Investment Advisory Agreement with Private Capital Management, LLC was filed with the SEC as exhibit 28(d)(vii)(B) to PEA No. 84 and is incorporated herein by reference.

(6)f(iii)

Form of Investment Advisory Agreement with Private Capital Management, LLC was filed with the SEC as exhibit 28(d)(vii)(C) to the Registrant’s Post-Effective Amendment No. 77 to the Registration Statement on August 28, 2013 (“PEA No. 77”) and is incorporated herein by reference.

(6)(g)

Investment Advisory Agreement with Estabrook Capital Management LLC (“Estabrook”) dated July 22, 2010 was filed with the SEC as exhibit 28(d)(ix) to the Registrant’s Post-Effective Amendment No. 33 to the Registration Statement filed with the SEC on August 30, 2010 (“PEA No. 33”) and is incorporated herein by reference.

(6)(h)

Investment Advisory Agreement with the Asset Management Group of Bank of Hawaii (“AMG”) dated June 25, 2010 was filed with the SEC as exhibit 28(d)(x) to the Registrant’s Post-Effective Amendment No. 28 to the Registration Statement filed with the SEC on July 1, 2010 (“PEA No. 28”) and is incorporated herein by reference.

(6)(i)

Sub-Advisory Agreement between Pemberwick and J.P. Morgan Investment Management, Inc. (“JPMIM”) dated January 31, 2010 was filed with the SEC as exhibit 28(d)(xi) to PEA No. 19 and is incorporated herein by reference.

(6)(j)	Investment Advisory Agreement with Polen Capital Management, LLC (“Polen”) dated October 19, 2012 was filed with the SEC as exhibit 28(d)(xii) to PEA No. 33 and is incorporated herein by reference.

(6)(k)(i)

Investment Advisory Agreement with DuPont Capital Management Corporation (“DuPont Capital”) dated August 9, 2010 was filed with the SEC as exhibit 28(d)(xiv) to PEA No. 33 and is incorporated herein by reference.

(6)(k)(ii)	Form of Amended and Restated Schedules A and B to the Investment Advisory Agreement with DuPont Capital was filed with the SEC as exhibit 28(d)(xi)(B) to the Registrant’s Post-Effective

Amendment No. 62 to the Registration Statement on August 28, 2012 (“PEA No. 62”) and is incorporated herein by reference.

(6)(l)(i)

Investment Advisory Agreement with Gotham Asset Management, LLC (“Gotham”) dated November 2, 2010 was filed with the SEC as exhibit 28(d)(xv) to Post-Effective Amendment No. 38 to the Registration Statement on November 3, 2010 (“PEA No. 38”) and is incorporated herein by reference.

(6)(l)(ii)

Amended and Restated Schedule A and B to the Investment Advisory Agreement with Gotham was filed with the SEC as exhibit 28(d)(xii)(B) to Post-Effective Amendment No. 71 to the Registration Statement on June 17, 2013 (“PEA No. 71”) and is incorporated herein by reference.

(6(l)(iii)	Amended and Restated Schedule A and B to the Investment Advisory Agreement with Gotham was filed with the SEC as exhibit 28(d)(xii)(C) to PEA No. 84 and is incorporated herein by reference.

(6)(m)

Investment Advisory Agreement with Timberline Asset Management LLC (formerly TW Asset Management LLC) (“Timberline”) dated December 29, 2010 was filed with the SEC as exhibit 28(d)(xvi) to PEA No. 42 and is incorporated herein by reference.

(6)(n)

Investment Advisory Agreement with Cutwater for the Cutwater Investment Grade Bond Fund dated November 23, 2010 was with the SEC as exhibit 28(d)(xviii) to PEA No. 42 and incorporated herein by reference.

(6)(o)	Investment Advisory Agreement with Equity Investment Corporation (“EIC”) dated April 21, 2011 was filed with the SEC as exhibit 28(d)(xviii) to PEA No. 52 and incorporated herein by reference.

(6)(p)

Investment Advisory Agreement with Boston Advisors, LLC (Boston Advisers) for the Boston Advisors Broad Allocation Strategy Fund dated January 25, 2011 was filed with the SEC as exhibit 28(d)(xx) to PEA No. 52 and incorporated herein by reference.

(6)(q)

Investment Advisory Agreement with Heitman Real Estate Securities LLC (“Heitman”) dated June 1, 2012 was filed with the SEC as exhibit 28(d)(xviii) to Post-Effective Amendment No. 60 to the Registration Statement on July 27, 2012 (“PEA No. 60”) and is incorporated herein by reference.

(6)(r)

Investment Advisory Agreement with Origin Asset Management LLP (“Origin”) dated September 28, 2012 was filed with the SEC as exhibit 28(d)(xix) to Post-Effective Amendment No. 66 to the Registration Statement on September 28, 2012 (“PEA No. 66”) and is incorporated herein by reference.

(6)(s)

Form of Investment Advisory Agreement with Choice Financial Partners, Inc., d/b/a EquityCompass Strategies (“EquityCompass”) was filed with the SEC as exhibit 28(d)(xx) to PEA No. 72 and is incorporated herein by reference.

(6)(t)

Form of Sub-Advisory Agreement made by and among the Registrant, WHV and Seizert Capital Partners, LLC (“Seizert”) was filed with the SEC as exhibit 28(d)(xx) to PEA No. 72 and is incorporated herein by reference.

(6)(u)

Form of Investment Advisory Agreement with Sirios Capital Management, L.P. (“Sirios”) was filed with the SEC as exhibit 28(d)(xxii) to Post-Effective Amendment No. 83 to the Registration Statement on September 24, 2013 (“PEA No. 83”) and is incorporated herein by reference.

(6)(v)

Form of Investment Advisory Agreement with BRAM US LLC (“BRAM”) was filed with the SEC as exhibit 28(d)(xxiii) to the Registrant’s Post-Effective Amendment No. 85 to the Registration Statement on October 4, 2013 (“PEA No. 85”) and is incorporated herein by reference..

(6)(w)

Form of Investment Advisory Agreement with Mount Lucas Management LP (“Mount Lucas”) was filed with the SEC as exhibit 28(d)(xxiv) to the Registrant’s Post-Effective Amendment No. 88 to the Registration Statement on November 6, 2013 (“PEA No. 88”) and is incorporated herein by reference.

(7)(a)(i)

Underwriting Agreement with Foreside Funds Distributors LLC (“Foreside”) dated April 1, 2012 was filed with the SEC as exhibit 28(e) to the Registrant’s Post-Effective Amendment No. 55 to the Registration Statement on April 13, 2012 (“PEA No. 55”) and is incorporated herein by reference.

(7)(a)(ii)	Amendment to Underwriting Agreement with Foreside dated May 21, 2012 was filed with the SEC as exhibit 28(e)(ii) to PEA No. 60 and is incorporated herein by reference.

(7)(a)(iii)	Second Amendment to Underwriting Agreement with Foreside dated June 1, 2012 was filed with the SEC as exhibit 28(e)(iii) to PEA No. 60 and is incorporated herein by reference.

(7)(a)(iv)	Third Amendment to Underwriting Agreement with Foreside dated August 27, 2012 was filed with the SEC as exhibit 28(e)(iv) to PEA No. 77 and is incorporated herein by reference.

(7)(a)(v)	Fourth Amendment to Underwriting Agreement with Foreside dated May 28, 2013 was filed with the SEC as exhibit 28(e)(v) to PEA No. 77 and is incorporated herein by reference.

(8)	Not applicable.

(9)(a)(i)	Custody Agreement with The Bank of New York Mellon dated March 14, 2011 was filed with the SEC as exhibit 28(g)(i) to PEA No. 52 and incorporated herein by reference.

(9)(a)(ii)

Amended and Restated Schedule II to the Custody Agreement with The Bank of New York Mellon dated March 21, 2013 was filed with the SEC as exhibit 28(g)(i)(B) to PEA No. 77 and is incorporated herein by reference.

(9)(b)	Foreign Custody Manager Agreement with The Bank of New York Mellon dated March 14, 2011 was filed with the SEC as exhibit 28(g)(ii) to PEA No. 52 and is incorporated herein by reference.

(10)(a)

Plan of Distribution Pursuant to Rule 12b-1 (“12b-1 Plan”) for Cutwater Funds was filed with the SEC as exhibit 28(m)(i) to the Registrant’s Post-Effective Amendment No. 25 to the Registration Statement on June 24, 2010 (“PEA No. 25”) and is incorporated herein by reference.

(10)(b)

12b-1 Plan for the Lateef Fund was filed with the SEC as exhibit 23(m)(i) to Post-Effective Amendment No. 1 to the Registration Statement filed with the SEC on August 6, 2007 (“PEA No. 1”) and is incorporated herein by reference.

(10)(c)	Form of selling and/or services agreement related to Rule 12b-1 Plans is filed as exhibit 28(m)(iii) to PEA No. 52 and is incorporated herein by reference.

(10)(d)

12b-1 Plan for the WHV International Equity Fund, the WHV Emerging Markets Equity Fund and the WHV/Seizert Small Cap Value Equity Fund was filed with the SEC as exhibit 28(m)(iv) to PEA No. 72 and is incorporated herein by reference.

(10)(e)	12b-1 Plan for the Private Capital Management Value Fund was filed with the SEC as exhibit 28(m)(vi) to PEA No. 52 and is incorporated herein by reference.

(10)(f)

12b-1 Plan for the Estabrook Value Fund and Estabrook Investment Grade Fixed Income Fund was filed with the SEC as exhibit 28(m)(vii) to the Registrant’s Post-Effective Amendment No. 17 to the Registration Statement filed with the SEC on February 16, 2010 (“PEA No. 17”) and is incorporated herein by reference.

(10)(g)	12b-1 Plan for the Polen Growth Fund was filed with the SEC as exhibit 28(m)(viii) to PEA No. 52 and is incorporated herein by reference .

(10)(h)

12b-1 Plan for the Formula Investing U.S. Value 1000 Fund, Formula Investing U.S. Value Select Fund, Formula Investing International Value 400 Fund and Formula Investing International Value Select Fund was filed with the SEC as exhibit (m)(ix) to the Registrant’s Post-Effective Amendment No. 63 to the Registration Statement filed with the SEC on August 29, 2012 (“ PEA No. 63”) and is incorporated herein by reference.

(10)(i)	12b-1 Plan for Timberline Small Cap Growth Fund (formerly TW Small Cap Growth Fund) was filed with the SEC as exhibit 28(m)(xii) to PEA No. 42 and is incorporated herein by reference.

(10)(j)	12b-1 Plan for Boston Advisors Broad Allocation Strategy Fund is filed as exhibit 28(m)(xiii) to PEA No. 52 and is incorporated herein by reference.

(10)(k)

12b-1 Plan for EIC Value Fund filed as exhibit 28(m)(xv) to the Registrant’s Post-Effective Amendment No. 46 to the Registration Statement filed with the SEC on April 21, 2011 (“PEA No. 46”) and is incorporated herein by reference.

(10)(l)	12b-1 Plan for Heitman REIT Fund was filed with the SEC as exhibit 28(m)(xiv) to PEA No. 60 and is incorporated herein by reference.

(10)(m)	12b-1 Plan for Quality Dividend Fund was filed with the SEC as exhibit 28(m)(xv) to PEA No. 72 and is incorporated herein by reference.

(10)(n)	12b-1 Plan for Sirios Focus Fund was filed with the SEC as exhibit 28(m)(xv) to PEA No. 84 and is incorporated herein by reference

(10)(o)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 was filed with the SEC as exhibit 28(n) to PEA No. 84 and is incorporated herein by reference.

(11)	Opinion and consent of Pepper Hamilton LLP regarding legality of securities being offered is filed herewith.

(12)

Form of Opinion and consent of Pepper Hamilton LLP regarding tax matters was filed with the SEC as exhibit (12) to the Registrant’s Registration Statement on Form N-14 (File No. 333-192291) on November 13, 2013 and is incorporated herein by reference.

(13)(a)(i)

Transfer Agency Services Agreement with BNY Mellon Investment Servicing (US) Inc. (formerly, PFPC Inc.) dated July 19, 2007 was filed with the SEC as exhibit 23(h)(i) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A on July 27, 2007 (“Pre-No. 1”) and is incorporated herein by reference.

(13)(a)(ii)	Amended and Restated Exhibit A to the Transfer Agency Services Agreement filed as exhibit 28(h)(i)(B) to PEA No. 77 and incorporated herein by reference.

(13)(a)(iii)	Red Flags Services Amendment to Transfer Agency Services Agreement dated May 1, 2009 was. filed with the SEC as exhibit 28(h)(vi) to PEA No. 52 and is incorporated herein by reference.

(13)(b)(i)

Administration and Accounting Services Agreement with BNY Mellon Investing Servicing (US) dated July 19, 2007 was filed with the SEC as exhibit 23(h)(ii) to Pre-No. 1 and is incorporated herein by reference.

(13)(b)(ii)

Amended and Restated Exhibit A to the Administration and Accounting Services Agreement dated March 21, 2013 was filed with the SEC as exhibit 28(h)(ii)(B) to PEA No. 77 and is incorporated herein by reference

(13)(b)(iii)

Fair Value Services Amendment to the Administration and Accounting Services Agreement dated August 12, 2010 was filed with the SEC as exhibit 28(h)(xvii) to PEA No. 33 and is incorporated herein by reference.

(13)(b)(iv)	Amendment to the Administration and Accounting Services Agreement dated December 2, 2010 was filed with the SEC as exhibit 28(h)(xxv) to PEA No. 52 and is incorporated herein by reference.

(13)(c)

Amended and Restated Expense Limitation/Reimbursement Agreement with WHV for the WHV International Equity Fund dated December 17, 2008, as amended and restated August 31, 2013, was filed with the SEC as exhibit 28(h)(iii) to PEA No. 77 and is incorporated herein by reference.

(13)(d)

Amended and Restated Expense Limitation/Reimbursement Agreement with WHV for the WHV Emerging Markets Equity Fund dated December 30, 2010, as amended and restated August 31, 2013, was filed with the SEC as exhibit 28(h)(iv) to PEA No. 77 and is incorporated herein by reference.

(13)(e)

Amended and Restated Expense Limitation Agreement with Lateef dated August 30, 2010, as amended and restated August 31, 2013, was filed with the SEC as exhibit 28(h)(v) to PEA No. 77 and is incorporated herein by reference.

(13)(f)

Amended and Restated Expense Limitation/Reimbursement Agreement with Private Capital filed as exhibit 28(h)(xii) to the Registrant’s Post-Effective Amendment No. 44 to the Registration Statement was filed with the SEC on March 15, 2011 (“PEA No. 44”) and is incorporated herein by reference.

(13)(g)

Amended and Restated Expense Limitation/Reimbursement Agreement with Estabrook dated July 22, 2010, as amended and restated August 31, 2012, was filed with the SEC as exhibit 28(h)(viii) to PEA No. 62 and is incorporated herein by reference.

(13)(h)

Amended and Restated Fee Waiver Agreement with AMG dated June 25, 2010, as amended and restated August 31, 2013was filed with the SEC as exhibit 28(h)(viii) to PEA No. 77 and is incorporated herein by reference.

(13)(i)

Amended and Restated Expense Limitation/Reimbursement Agreement with DuPont Capital for the DuPont Capital Emerging Markets Fund dated August 11, 2010, as amended and restated August 31, 2013, was filed with the SEC as exhibit 28(h)(ix) to PEA No. 77 and is incorporated herein by reference.

(13)(j)

Amended and Restated Expense Limitation/Reimbursement Agreement with Gotham dated November 2, 2010, as amended and restated August 29, 2011, was filed with the SEC as exhibit 28(h)(xi) to PEA No. 60 and is incorporated herein by reference

(13)(k)

Amended and Restated Expense Limitation/Reimbursement Agreement with Timberline dated December 29, 2010, as amended and restated August 31, 2013, was filed with the SEC as exhibit 28(h)(xi) to PEA No. 77 and is incorporated herein by reference.

(13)(l)

Amended and Restated Expense Limitation/Reimbursement Agreement with Polen dated June 20, 2010, as amended and restated August 31, 2013, was filed with the SEC as exhibit 28(h)(xiii) to PEA No. 77 and is incorporated herein by reference.

(13)(m)	Expense Limitation/Reimbursement Agreement with EIC dated April 21, 2011 was filed with the SEC as exhibit 28(h)(xxii) to PEA No. 52 and is incorporated herein by reference.

(13)(n)

Form of Expense Limitation/Reimbursement Agreement with DuPont Capital for the DuPont Capital Emerging Markets Debt Fund was filed with the SEC as exhibit 28(h)(xxiv) to the Registrant’s Post-Effective Amendment No. 49 to the Registration Statement on June 15, 2011 (“PEA No. 49”) and is incorporated herein by reference.

(13)(o)

Amended and Restated Expense Limitation/Reimbursement Agreement with Boston Advisors dated January 25, 2011, as amended and restated August 31, 2013, was filed with the SEC as exhibit 28(h)(xvi) to the Registrant’s Post-Effective Amendment No. 78 to the Registration Statement on August 30, 2013 (“PEA 78”) and is incorporated herein by reference.

(13)(p)

Amended and Restated Expense Limitation/Reimbursement Agreement with Heitman dated June 1, 2012, as amended and restated August 1, 2013, was filed with the SEC as exhibit 28(h)(xvii) to PEA No. 77 and is incorporated herein by reference.

(13)(q)	Expense Limitation/Reimbursement Agreement with Origin was filed with the SEC as exhibit 28(h)(xx) to PEA No. 66 and is incorporated herein by reference.

(13)(r)	Expense Limitation/Reimbursement Agreement with Gotham for the Gotham Absolute Return Fund was filed with the SEC as exhibit 28(h)(xxi) to PEA No. 63 and is incorporated herein by reference.

(13)(s)	Expense Limitation/Reimbursement Agreement with Gotham for the Gotham Enhanced Return Fund was filed with the SEC as exhibit 28(h)(xxii) to PEA No. 71 and is incorporated herein by reference

(13)(t)	Expense Limitation/Reimbursement Agreement with Gotham for the Gotham Neutral Fund was filed with the SEC as exhibit 28(h)(xxi) to PEA No. 84 and is incorporated herein by reference.

(13)(u)

Form of Expense Limitation/Reimbursement Agreement with WHV for the WHV/Seizert Small Cap Value Equity Fund was filed with the SEC as exhibit 28(h)(xxiv) to PEA No. 72 and is incorporated herein by reference.

(13)(v)	Form of Expense Limitation/Reimbursement Agreement with EquityCompass for the Quality Dividend Fund was filed with the SEC as exhibit 28(h)(xxv) to PEA No. 72 and is incorporated herein by reference.

(13)(w)	Form of Expense Limitation/Reimbursement Agreement with Sirios was filed with the SEC as exhibit 28(h)(xxiv) to PEA No. 83 and is incorporated herein by reference.

(13)(x)	Form of Expense Limitation/Reimbursement Agreement with BRAM was filed with the SEC as exhibit 28(h)(xxv) to PEA No. 85 and is incorporated herein by reference.

(13)(y)	Form of Expense Limitation/Reimbursement Agreement with Mount Lucas was filed with the SEC as exhibit 28(h)(xxvi) to PEA No. 88 and is incorporated herein by reference.

(13)(z)	Initial Capital Agreement was filed with the SEC as exhibit 23(l) to Pre-No. 1 and is incorporated herein by reference.

(14)	Consent of PricewaterhouseCoopers is filed herewith.

(15)	Not applicable.

(16)	Powers of attorney were filed with the SEC as exhibit (16) to the Registrant’s Registration Statement on Form N-14 (File No. 333-192859) on December 13, 2013 and are incorporated herein by reference.

(17)	Form of Proxy Card is filed herewith.

Item 17.	Undertakings.

(1)

The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned Registrant agrees that it shall file a final executed version of the legal and consent opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-14 filed with the SEC upon the closing of the reorganization contemplated by this Registration Statement on Form N-14.

SIGNATURES

As required by the Securities Act of 1933, this registration statement on Form N-14 has been signed on behalf of the registrant, in the City of Wilmington, State of Delaware on the 19th day of December  2013.

FUNDVANTAGE TRUST

By:	/s/ Joel Weiss
Joel Weiss, President and CEO

As required by the Securities Act of 1933, this registration statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

/s/ Robert J. Christian*	Trustee	December 19, 2013
Robert J. Christian

/s/ Iqbal Mansur*	Trustee	December 19, 2013
Iqbal Mansur

/s/ Nancy B. Wolcott.*	Trustee	December 19, 2013
Nancy B. Wolcott

/s/ Donald J. Puglisi*	Trustee	December 19, 2013
Donald J. Puglisi

/s/ Stephen M. Wynne*	Trustee	December 19, 2013
Stephen M. Wynne

/s/ James Shaw	Treasurer and CFO	December 19, 2013
James Shaw

/s/ Joel Weiss	President and CEO	December 19, 2013
Joel Weiss

* By:	/s/ Joel Weiss
Joel Weiss
Attorney-in-Fact

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

(11)	Opinion and consent of Pepper Hamilton LLP regarding validity of securities being offered.
(14)	Consent of PricewaterhouseCoopers.
(17)	Form of Proxy Card.